UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 16

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2015

Date of reporting period:	4/30/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL INCOME BUILDER FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Income and long-term capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company. Quantitative Management Associates, LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). Prudential Fixed Income and Prudential Real Estate Investors, also known as PREI®, are business units of PIM. QMA, Jennison Associates, and PIM are registered investment advisers and Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Income Builder Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

As always, Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Income Builder Fund

Prudential Income Builder Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Five Years	Ten Years
Class A	1.45%	5.07%	40.06%	72.92%
Class B	1.10	4.31	34.99	60.49
Class C	1.00	4.20	34.86	60.34
Class R	1.33	4.82	38.39	68.77
Class Z	1.57	5.29	41.84	77.37
S&P 500 Index	4.39	12.96	95.20	122.26
Barclays US Aggregate Bond Index	2.06	4.46	22.38	59.01
Customized Blend Index*	3.21	7.82	49.44	89.69
Lipper Flexible Portfolio Funds Avg.	2.15	3.65	45.63	84.15

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years
Class A		–1.53%	5.87%	4.90%
Class B		–0.79	6.15	4.71
Class C		2.64	6.31	4.72
Class R		3.98	6.83	5.24
Class Z		4.50	7.37	5.77
S&P 500 Index		12.71	14.45	8.00
Barclays US Aggregate Bond Index		5.72	4.41	4.93
Customized Blend Index*		8.46	8.69	6.61
Lipper Flexible Portfolio Funds Avg.		3.06	7.70	5.94

*The Fund no longer utilizes the Customized Blend Index Average for Fund performance comparisons and now utilizes the S&P 500 Index and the Barclays US Aggregate Bond Index. The S&P 500 Index and the Barclays US Aggregate Bond Index are now utilized for Fund performance comparisons because they are more consistent with the Fund’s current investment policies and strategies.

Source: Prudential Investments LLC and Lipper Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent Deferred Sales Charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Year 1) 4% (Year 2) 3% (Year 3) 2% (Year 4) 1% (Years 5/6) 0% (Year 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired by except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how US investment-grade bonds have performed.

Barclays US Aggregate Bond Index

The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US government and its agencies and by corporations with greater than one year remaining to maturity. It gives a broad look at how US investment-grade bonds have performed.

Customized Blend Index

The Customized Blend Index is a model portfolio consisting of the Russell 3000 Index (40%) and the Barclays US Aggregate Bond Index (60%).

Lipper Flexible Portfolio Funds Average

The Lipper Flexible Portfolio Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Flexible Portfolio Funds category for the periods noted. The funds in the Lipper Average allocate their investments to both domestic and foreign securities across traditional asset classes with a focus on total return.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Income Builder Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Prudential Jennison MLP Fund (Class Z), Affiliated Mutual Funds	9.0%
PowerShares Preferred Portfolio ETF, Exchange Traded Funds	7.7
Prudential Short Duration High Yield Income Fund (Class Q), Affiliated Mutual Funds	6.4
SPDR Barclays Convertible Securities ETF, Exchange Traded Funds	2.9
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q), Affiliated Mutual Funds	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/15
Affiliated Mutual Funds	17.8%
Real Estate Investment Trusts (REITs)	14.9
Exchange Traded Funds	10.6
Foreign Government Bonds	9.8
Foreign Agencies	2.9

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Income Builder Fund	5

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Income Builder Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,014.50	0.95%	$4.75
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

Class B	Actual	$1,000.00	$1,011.00	1.69%	$8.43
	Hypothetical	$1,000.00	$1,016.41	1.69%	$8.45

Class C	Actual	$1,000.00	$1,010.00	1.71%	$8.52
	Hypothetical	$1,000.00	$1,016.31	1.71%	$8.55

Class R	Actual	$1,000.00	$1,013.30	1.20%	$5.99
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

Class Z	Actual	$1,000.00	$1,015.70	0.72%	$3.60
	Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.46%	0.72%
B	2.17	1.46
C	2.14	1.48
R	1.91	0.97
Z	1.12	0.49

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Income Builder Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.3%

COMMON STOCKS 26.6%

Aerospace & Defense 0.3%
Boeing Co. (The)	4,052	$580,814

Airlines 0.3%
United Continental Holdings, Inc.(a)	11,351	678,109

Banks 0.9%
Bank of America Corp.	31,676	504,599
JPMorgan Chase & Co.	10,283	650,503
Wells Fargo & Co.	14,984	825,618

		1,980,720

Beverages 0.8%
Britvic PLC (United Kingdom)	53,740	596,810
Coca-Cola Co. (The)	8,043	326,224
Coca-Cola Enterprises, Inc.	6,519	289,509
Molson Coors Brewing Co. (Class B Stock)	7,311	537,431

		1,749,974

Biotechnology 0.1%
Biogen, Inc.(a)	470	175,747

Capital Markets 0.3%
Anima Holding SpA (Italy), 144A(a)	34,983	311,475
Azimut Holding SpA (Italy)	10,841	318,213

		629,688

Chemicals 0.4%
Air Products & Chemicals, Inc.	2,656	380,950
Potash Corp. of Saskatchewan, Inc. (Canada)	14,796	482,941

		863,891

Commercial Services & Supplies 0.2%
Spotless Group Holdings Ltd. (Australia)	182,205	327,411

Communications Equipment 0.7%
Cisco Systems, Inc.	54,452	1,569,851

Construction & Engineering 0.2%
Abengoa SA (Spain)	22,404	358,464

See Notes to Financial Statements.

Prudential Income Builder Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Consumer Finance 0.2%
Navient Corp.	21,625	$422,552

Containers & Packaging 0.2%
Bemis Co., Inc.	6,215	279,675
Packaging Corp. of America	3,630	251,160

		530,835

Diversified Telecommunication Services 0.5%
Frontier Communications Corp.	134,535	922,910
HKBN Ltd. (Hong Kong)(a)	61,931	80,065

		1,002,975

Electric Utilities 0.5%
Alupar Investimento SA (Brazil)	11,226	66,769
Endesa SA (Spain), 144A(b)	7,461	147,827
Exelon Corp.	7,238	246,237
NRG Yield, Inc. (Class A Stock)	10,567	519,896

		980,729

Food Products 0.7%
J.M. Smucker Co. (The)	2,511	291,075
Kraft Foods Group, Inc.	9,602	813,769
Pinnacle Foods, Inc.	12,232	496,008

		1,600,852

Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	7,363	323,751
Merlin Entertainments PLC (United Kingdom)	48,941	326,998
Starbucks Corp.	12,741	631,699
Starwood Hotels & Resorts Worldwide, Inc.	5,082	436,798
Wendy’s Co. (The)	41,884	423,866

		2,143,112

Household Products 0.2%
Procter & Gamble Co. (The)	4,464	354,933

Independent Power & Renewable Electricity Producers 0.2%
Abengoa Yield PLC (Spain)	13,345	452,529

Insurance 0.2%
MetLife, Inc.	8,104	415,654

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet Software & Services 0.3%
Yahoo!, Inc.(a)	15,219	$647,797

IT Services 0.3%
Xerox Corp.	63,154	726,271

Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.	4,705	591,324

Media 0.5%
Cinemark Holdings, Inc.	9,390	400,296
Time Warner, Inc.	7,635	644,470

		1,044,766

Multi-Utilities 0.3%
NiSource, Inc.	6,638	288,222
PG&E Corp.	4,994	264,282

		552,504

Oil, Gas & Consumable Fuels 1.2%
Cheniere Energy Partners LP Holdings LLC	28,093	710,753
Euronav NV (Belgium)	11,916	160,627
Kinder Morgan, Inc.	19,564	840,274
Pembina Pipeline Corp. (Canada)	10,017	348,692
SemGroup Corp. (Class A Stock)	4,799	404,028
Williams Cos., Inc. (The)	4,106	210,186

		2,674,560

Pharmaceuticals 1.5%
AbbVie, Inc.	6,557	423,976
Bristol-Myers Squibb Co.	18,163	1,157,528
Endo International PLC (Ireland)(a)	3,863	324,743
Merck & Co., Inc.	14,648	872,435
Novartis AG (Switzerland), ADR	4,210	428,578

		3,207,260

Real Estate Investment Trusts (REITs) 11.0%
Agellan Commercial Real Estate Investment Trust (Canada)	131,225	1,006,076
Ascendas Real Estate Investment Trust (Singapore)	303,900	566,341
Cache Logistics Trust (Singapore)	1,095,000	975,377
Chesapeake Lodging Trust	11,490	364,807
Columbia Property Trust, Inc.	17,902	469,569

See Notes to Financial Statements.

Prudential Income Builder Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.	5,589	$466,849
CyrusOne, Inc.	11,418	370,857
DDR Corp.	15,300	260,865
Dexus Property Group (Australia)	102,081	593,149
Digital Realty Trust, Inc.	10,429	661,303
Easterly Government Properties, Inc.(a)	57,150	900,112
Empiric Student Property PLC (United Kingdom)	445,000	717,224
Federation Centres (Australia)	208,643	484,745
First Potomac Realty Trust	72,199	773,973
Fonciere Des Regions (France)	3,813	360,971
GEO Group, Inc. (The)	16,576	646,464
HCP, Inc.	22,350	900,481
Health Care REIT, Inc.	6,479	466,618
Healthcare Trust of America, Inc. (Class A Stock)	18,248	472,441
Home Properties, Inc.	7,245	532,942
Investa Office Fund (Australia)	90,718	265,727
Keppel REIT (Singapore)	744,400	691,968
Lexington Realty Trust	103,654	960,873
Mapletree Commercial Trust (Singapore)	413,100	480,425
Mapletree Industrial Trust (Singapore)	756,400	919,449
Medical Properties Trust, Inc.	68,327	955,211
MFA Financial, Inc.	49,797	386,923
Physicians Realty Trust	39,345	653,127
Piedmont Office Realty Trust, Inc. (Class A Stock)	33,225	580,773
RLJ Lodging Trust	12,400	367,908
Senior Housing Properties Trust	50,618	1,036,150
Slate Retail REIT (Canada)	97,538	1,026,716
Spirit Realty Capital, Inc.	79,032	892,271
STAG Industrial, Inc.	41,690	905,924
Starwood Property Trust, Inc.	21,971	527,524
Suntec Real Estate Investment Trust (Singapore)	275,600	367,919
Wereldhave NV (Netherlands)	2,600	166,893
Westfield Corp. (Australia)	76,616	569,624

		23,746,569

Real Estate Management & Development 0.3%
TLG Immobilien AG (Germany)(a)	37,250	625,302

Road & Rail 0.5%
Canadian Pacific Railway Ltd. (Canada)	3,307	630,248
Union Pacific Corp.	4,492	477,185

		1,107,433

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Software 0.3%
Microsoft Corp.	14,154	$688,451

Specialty Retail 0.6%
GameStop Corp. (Class A Stock)	14,371	553,858
Home Depot, Inc. (The)	5,674	607,004
Lowe’s Cos., Inc.	3,431	236,259

		1,397,121

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.	10,378	1,298,807

Tobacco 0.7%
Lorillard, Inc.	11,920	832,731
Reynolds American, Inc.	9,905	726,037

		1,558,768

Wireless Telecommunication Services 0.3%
Vodafone Group PLC (United Kingdom), ADR	20,900	735,680

TOTAL COMMON STOCKS (cost $55,091,991)		57,421,453

EXCHANGE TRADED FUNDS 10.6%
PowerShares Preferred Portfolio ETF	1,118,276	16,550,485
SPDR Barclays Convertible Securities ETF	131,784	6,374,392

TOTAL EXCHANGE TRADED FUNDS (cost $22,798,712)		22,924,877

PREFERRED STOCKS 3.5%

Independent Power & Renewable Electricity Producers 0.1%
Dynegy, Inc., CVT, Series A, 5.375%	2,040	231,560

Real Estate Investment Trusts (REITs) 3.4%
American Realty Capital Properties, Inc., Series F, 6.700%	41,800	1,003,618
American Tower Corp., Series B, 5.500%	3,665	376,029
Boston Properties, Inc., 5.250%	12,850	318,680
Chesapeake Lodging Trust, Series A, 7.750%	5,094	135,501
Digital Realty Trust, Inc., Series G, 5.875%	17,000	415,650
EPR Properties, Series F, 6.625%	29,287	757,069
Gramercy Property Trust, Inc., Series B, 7.125%	33,856	897,184
Inland Real Estate Corp., Series B, 6.950%	24,480	643,579

See Notes to Financial Statements.

Prudential Income Builder Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description			Shares	Value (Note 1)
PREFERRED STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty Corp., Series J, 5.500%			19,850	$486,325
Lasalle Hotel Properties, Series 1, 6.375%			16,250	411,125
Pennsylvania Real Estate Investment Trust, Series A, 8.250%			26,000	688,740
PS Business Parks, Inc., Series U, 5.750%			34,600	855,658
STAG Industrial, Inc., Series B, 6.625%			16,382	419,379

				7,408,537

TOTAL PREFERRED STOCKS (cost $7,519,316)				7,640,097

	Interest Rate	Maturity Date	Principal Amount (000)#
CORPORATE BONDS 22.4%

Aerospace & Defense 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%	03/15/25	125	123,906
TransDigm, Inc., Gtd. Notes	6.000	07/15/22	150	150,938
Gtd. Notes	6.500	07/15/24	150	152,227

				427,071

Airlines 0.1%
Continental Airlines, Inc., Pass-Through Certificates, Pass-Through Certificates, Series 2012-3, Class C	6.125	04/29/18	300	318,000

Auto Components 0.5%
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.625	10/15/22	150	159,375
Gtd. Notes	7.750	11/15/19	150	170,812
Dana Holding Corp., Sr. Unsec’d. Notes	5.500	12/15/24	100	102,750
Lear Corp., Gtd. Notes	5.250	01/15/25	200	204,250
Meritor, Inc., Gtd. Notes	6.750	06/15/21	150	156,750
Schaeffler Finance BV (Germany), Sr. Sec’d., 144A	4.750	05/15/23	200	204,500

				998,437

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Automobiles 0.2%
FCA US LLC/CG Co-Issuer, Inc., Sec’d. Notes	8.250%	06/15/21	200	$220,750
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes, 144A	5.250	04/15/23	200	202,000
General Motors Co., Sr. Unsec’d. Notes	4.875	10/02/23	100	108,302

				531,052

Banks 0.1%
CIT Group, Inc., Sr. Unsec’d. Notes	5.000	08/15/22	250	257,500

Beverages 0.1%
Cott Beverages, Inc. (Canada), Gtd. Notes, 144A	6.750	01/01/20	200	209,500

Building Products 0.7%
Building Materials Corp. of America,
Sr. Unsec’d. Notes, 144A (original cost $101,750; purchased 03/25/15)(b)(c)	5.375	11/15/24	100	102,500
Sr. Unsec’d. Notes, 144A (original cost $240,656; purchased 01/30/15 - 03/27/15)(b)(c)	6.750	05/01/21	225	239,062
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.700	01/11/25	200	200,440
Sr. Sec’d. Notes, 144A	6.500	12/10/19	200	214,500
Griffon Corp., Gtd. Notes	5.250	03/01/22	230	232,300
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $150,750; purchased 02/02/15)(b)(c)	7.500	02/15/19	150	154,500
USG Corp.,
Gtd. Notes, 144A	5.500	03/01/25	240	252,000
Sr. Unsec’d. Notes	9.750	01/15/18	50	57,875

				1,453,177

Capital Markets
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875	03/15/20	50	47,875

See Notes to Financial Statements.

Prudential Income Builder Fund	15

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 1.3%
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43	300	$324,000
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375	05/01/21	200	217,000
Celanese US Holdings LLC, Gtd. Notes	5.875	06/15/21	75	82,313
Chemtura Corp., Gtd. Notes	5.750	07/15/21	390	403,162
Consolidated Energy Finance SA (Trinidad And Tobago), Gtd. Notes, 144A (original cost $198,000; purchased 10/02/14)(b)(c)	6.750	10/15/19	200	204,000
Eagle Spinco, Inc., Gtd. Notes	4.625	02/15/21	75	75,938
Hexion, Inc.,
Sec’d. Notes	9.000	11/15/20	200	143,000
Sr. Sec’d. Notes	6.625	04/15/20	250	233,750
Sr. Sec’d. Notes, 144A	10.000	04/15/20	150	154,500
Huntsman International LLC, Gtd. Notes, 144A	5.125	11/15/22	100	101,062
Koppers, Inc., Gtd. Notes	7.875	12/01/19	155	155,581
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	6.500	02/01/22	50	52,250
PolyOne Corp., Sr. Unsec’d. Notes	7.375	09/15/20	200	210,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500	04/15/21	125	124,375
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $258,750; purchased 10/21/14)(b)(c)	8.750	12/15/20	250	238,750
Tronox Finance LLC, Gtd. Notes	6.375	08/15/20	100	98,000

				2,818,181

Commercial Services & Supplies 1.0%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375	05/15/23	75	75,563
Cimpress NV, Gtd. Notes, 144A	7.000	04/01/22	225	230,625
Clean Harbors, Inc., Gtd. Notes	5.125	06/01/21	250	255,000
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875	03/01/24	200	207,000
Interactive Data Corp., Gtd. Notes, 144A	5.875	04/15/19	100	101,000

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Commercial Services & Supplies (cont’d.)
Laureate Education, Inc., Gtd. Notes, 144A	10.000%	09/01/19	250	$243,750
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $51,938; purchased 11/10/14)(b)(c)	7.875	05/01/18	50	51,250
Service Corp. International, Sr. Unsec’d. Notes	5.375	05/15/24	200	212,500
TransUnion,
Sr. Unsec’d. Notes	8.125	06/15/18	250	255,000
Sr. Unsec’d. Notes	9.625	06/15/18	300	302,250
United Rentals North America, Inc.,
Gtd. Notes	5.500	07/15/25	75	75,979
Gtd. Notes	7.625	04/15/22	75	82,687
Gtd. Notes	8.250	02/01/21	108	116,505

				2,209,109

Communications Equipment 0.2%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250	02/15/23	75	75,563
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, 144A	6.625	06/01/20	365	373,687

				449,250

Construction & Engineering 0.8%
AECOM, Gtd. Notes, 144A	5.875	10/15/24	200	207,178
Beazer Homes USA, Inc., Sr. Sec’d. Notes	6.625	04/15/18	250	259,062
D.R. Horton, Inc., Gtd. Notes	4.750	02/15/23	100	102,500
KB Home, Gtd. Notes	7.625	05/15/23	50	52,063
Lennar Corp., Gtd. Notes	4.750	05/30/25	100	99,250
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS (original cost $218,750; purchased 09/24/14)(b)(c)	7.125	06/26/42	200	178,250
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	5.875	04/01/23	100	102,740
Sr. Unsec’d. Notes, 144A	6.125	04/01/25	125	128,125
Standard Pacific Corp., Gtd. Notes	8.375	01/15/21	200	234,000

See Notes to Financial Statements.

Prudential Income Builder Fund	17

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Construction & Engineering (cont’d.)
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A (original cost $225,000; purchased 04/01/15)(b)(c)	5.875%	04/15/23	225	$229,500
WCI Communities, Inc., Gtd. Notes	6.875	08/15/21	75	77,250
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22	125	130,312

				1,800,230

Consumer Finance 0.2%
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000	03/25/20	100	111,374
OneMain Financial Holdings, Inc.,
Gtd. Notes, 144A	6.750	12/15/19	50	52,625
Gtd. Notes, 144A	7.250	12/15/21	75	79,403
Springleaf Finance Corp.,
Gtd. Notes	6.000	06/01/20	50	51,125
Gtd. Notes	8.250	10/01/23	100	114,000

				408,527

Containers & Packaging 0.5%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250	04/15/19	175	177,187
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, 144A	8.625	06/15/19	209	222,860
Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875	11/01/19	200	203,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $177,000; purchased 01/22/15 - 03/26/15)(b)(c)	6.500	10/01/21	175	179,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875	08/15/19	100	106,562
Sealed Air Corp.,
Gtd. Notes, 144A	4.875	12/01/22	25	25,688
Gtd. Notes, 144A	8.375	09/15/21	250	281,875

				1,196,547

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Distributors 0.4%
American Tire Distributors, Inc., Sr. Sub, 144A	10.250%	03/01/22	100	$104,750
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $324,625; purchased 09/30/14 - 10/29/14)(b)(c)	7.250	08/01/18	300	319,125
H&E Equipment Services, Inc., Gtd. Notes	7.000	09/01/22	175	183,313
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250	12/15/21	300	311,250

				918,438

Diversified Financial Services 0.2%
CoreLogic, Inc., Gtd. Notes	7.250	06/01/21	150	159,937
International Lease Finance Corp.,
Sr. Unsec’d. Notes	3.875	04/15/18	5	5,113
Sr. Unsec’d. Notes	5.875	08/15/22	100	112,750
Sr. Unsec’d. Notes	8.625	01/15/22	50	63,875
Sr. Unsec’d. Notes	8.875	09/01/17	50	56,813

				398,488

Diversified Telecommunication Services 0.8%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	6.625	02/15/23	275	283,250
Bharti Airtel International Netherlands BV (India), Gtd. Notes, RegS	5.125	03/11/23	200	216,700
CenturyLink, Inc., Sr. Unsec’d. Notes	5.625	04/01/20	100	105,349
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	200	197,100
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750	04/15/22	125	136,875
Level 3 Financing, Inc.,
Gtd. Notes	6.125	01/15/21	200	211,750
Gtd. Notes	8.625	07/15/20	75	81,375
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625	04/03/18	200	203,000
Wind Acquisition Finance SA (Italy), Sr. Sec’d. Notes, 144A	6.500	04/30/20	200	212,500

				1,647,899

See Notes to Financial Statements.

Prudential Income Builder Fund	19

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric Utilities 0.5%
AES Corp.,
Sr. Unsec’d. Notes	5.500%	04/15/25	500	$493,750
Sr. Unsec’d. Notes	7.375	07/01/21	175	194,742
DPL, Inc.,
Sr. Unsec’d. Notes	7.250	10/15/21	25	27,000
Sr. Unsec’d. Notes, 144A	6.750	10/01/19	250	267,500
Mirant Mid-Atlantic, Series B, Pass-Through Trust, Pass-Through Certificates	9.125	06/30/17	50	53,194
NRG REMA LLC, Pass-Through Certificates (original cost $5,425; purchased 01/30/15)(b)(c)	9.237	07/02/17	5	5,555

				1,041,741

Electronic Components & Equipment 0.1%
EnerSys, Gtd. Notes, 144A	5.000	04/30/23	125	126,563

Energy Equipment & Services 0.1%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.250	04/01/23	75	78,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	4.875	12/01/24	50	51,720
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875	02/01/21	25	26,250
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes, 144A	7.500	02/15/23	50	52,000

				208,345

Food & Staples Retailing 0.2%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750	06/15/23	100	104,000
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23	225	233,156
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750	11/15/22	25	26,875

				364,031

Food Products 0.5%
B&G Foods, Inc., Gtd. Notes	4.625	06/01/21	250	250,625
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250	02/05/23	200	197,940

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Food Products (cont’d.)
HJ Heinz Co., Sec’d. Notes, 144A	4.875%	02/15/25	75	$81,900
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $264,375; purchased 09/26/14)(b)(c)	7.250	06/01/21	250	263,750
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25	25	25,625
Post Holdings, Inc., Gtd. Notes, 144A	6.750	12/01/21	100	101,150
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000	11/01/19	75	81,750
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625	08/15/22	75	80,812

				1,083,552

Health Care Equipment & Supplies 0.4%
Biomet, Inc., Gtd. Notes	6.500	08/01/20	300	317,625
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625	05/15/22	125	111,094
Mallinckrodt International Finance SA, Gtd. Notes(b)	4.750	04/15/23	300	287,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750	08/01/22	200	207,000

				922,969

Health Care Providers & Services 1.5%
Acadia Healthcare Co, Inc, Gtd. Notes, 144A	5.625	02/15/23	268	274,030
Capella Healthcare, Inc., Gtd. Notes	9.250	07/01/17	125	128,750
Centene Corp., Sr. Unsec’d. Notes	4.750	05/15/22	50	52,625
CHS/Community Health Systems, Inc.,
Gtd. Notes	6.875	02/01/22	550	583,687
Gtd. Notes	8.000	11/15/19	250	265,000
DaVita HealthCare Partners, Inc., Gtd. Notes	5.000	05/01/25	75	74,859
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	50	52,500
Gtd. Notes	5.875	05/01/23	250	270,313
Gtd. Notes	8.000	10/01/18	175	203,438

See Notes to Financial Statements.

Prudential Income Builder Fund	21

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Health Care Providers & Services (cont’d.)
HealthSouth Corp.,
Gtd. Notes	5.125%	03/15/23	25	$25,750
Gtd. Notes	5.750	11/01/24	200	211,000
Kindred Healthcare, Inc.,
Gtd. Notes, 144A	8.000	01/15/20	50	53,940
Gtd. Notes, 144A	8.750	01/15/23	25	27,813
Select Medical Corp., Gtd. Notes	6.375	06/01/21	200	199,120
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.750	02/01/20	725	759,437
Sr. Unsec’d. Notes	8.125	04/01/22	25	27,281

				3,209,543

Hotels, Restaurants & Leisure 1.9%
Aramark Services, Inc., Gtd. Notes	5.750	03/15/20	150	156,375
Boyd Gaming Corp.,
Gtd. Notes	9.000	07/01/20	300	324,000
Gtd. Notes	9.125	12/01/18	100	104,625
CCM Merger, Inc., Gtd. Notes, 144A (original cost $212,000; purchased 09/26/14)(b)(c)	9.125	05/01/19	200	217,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250	03/15/21	100	103,750
Felcor Lodging LP, Sr. Sec’d. Notes	6.750	06/01/19	250	259,062
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23	250	260,000
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500	12/01/21	125	131,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625	10/15/21	300	316,500
Interval Acquisition Corp., Gtd. Notes, 144A	5.625	04/15/23	75	75,938
Isle of Capri Casinos, Inc.,
Gtd. Notes	5.875	03/15/21	200	206,500
Gtd. Notes, 144A	5.875	03/15/21	50	51,625
MCE Finance Ltd. (Hong Kong), Gtd. Notes, 144A	5.000	02/15/21	200	190,000
MGM Resorts International,
Gtd. Notes	6.625	12/15/21	300	321,000
Gtd. Notes	8.625	02/01/19	100	115,125

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
Penn National Gaming, Inc., Sr. Unsec’d. Notes	5.875%	11/01/21	150	$149,625
Pinnacle Entertainment,
Gtd. Notes	7.750	04/01/22	100	110,750
Gtd. Notes	8.750	05/15/20	200	210,250
Sabre GLBL, Inc., Sr. Sec’d. Notes, 144A	5.375	04/15/23	75	76,500
Scientific Games International, Inc.,
Gtd. Notes, 144A	6.625	05/15/21	325	237,250
Gtd. Notes, 144A	10.000	12/01/22	25	23,188
Sr. Sec’d. Notes, 144A	7.000	01/01/22	75	78,187
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $191,500; purchased 10/01/14)(b)(c)	6.375	06/01/21	200	190,500
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $111,875; purchased 03/30/15)(b)(c)	8.500	10/15/22	100	110,870

				4,020,745

Household Durables 0.1%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	200	209,500

Household Products 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.625	12/15/20	150	157,875

Independent Power & Renewable Electricity Producers 1.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	7.875	01/15/23	186	204,600
Sr. Unsec’d. Notes	5.375	01/15/23	250	252,187
Sr. Unsec’d. Notes	5.500	02/01/24	125	125,000
Dynegy, Inc.,
Gtd. Notes, 144A	6.750	11/01/19	275	287,375
Gtd. Notes, 144A	7.625	11/01/24	350	376,250
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.875	10/15/20	200	206,200

See Notes to Financial Statements.

Prudential Income Builder Fund	23

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Independent Power & Renewable Electricity Producers (cont’d.)
NRG Energy, Inc.,
Gtd. Notes	6.250%	07/15/22	250	$259,375
Gtd. Notes	6.250	05/01/24	100	102,250
Gtd. Notes	6.625	03/15/23	50	52,625
Gtd. Notes	7.625	01/15/18	200	221,500

				2,087,362

Industrial Conglomerates 0.1%
Argos Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	7.125	03/15/23	150	157,500

Internet & Catalog Retail 0.1%
Ancestry.com, Inc., Gtd. Notes	11.000	12/15/20	200	227,500

IT Services 0.2%
IHS, Inc., Gtd. Notes, 144A	5.000	11/01/22	200	200,000
SunGard Data Systems, Inc., Gtd. Notes	7.625	11/15/20	200	211,500

				411,500

Machinery 0.1%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $163,250; purchased 10/6/14 - 10/21/14)(b)(c)	8.750	12/15/19	150	152,250
Terex Corp., Gtd. Notes	6.500	04/01/20	100	104,500
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, 144A	9.750	02/01/19	25	25,250

				282,000

Media 1.9%
AMC Entertainment, Inc., Gtd. Notes	9.750	12/01/20	150	163,125
AMC Networks, Inc., Gtd. Notes	7.750	07/15/21	200	218,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes	5.750	01/15/24	300	303,750
Gtd. Notes, 144A	5.125	05/01/23	75	74,250
Gtd. Notes, 144A	5.375	05/01/25	50	49,125
Gtd. Notes, 144A	5.875	05/01/27	175	172,375

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media (cont’d.)
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	100	$100,145
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	300	301,125
Sr. Unsec’d. Notes, 144A	6.375	09/15/20	100	105,375
Cinemark USA, Inc., Gtd. Notes	4.875	06/01/23	200	202,240
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	6.500	11/15/22	100	105,750
Gtd. Notes	7.625	03/15/20	100	104,500
Columbus International, Inc. (Barbados), Gtd. Notes, RegS (original cost $211,700; purchased 10/01/14)(b)(c)	7.375	03/30/21	200	217,750
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750	11/15/21	250	282,500
DISH DBS Corp., Gtd. Notes	6.750	06/01/21	250	264,707
Entercom Radio LLC, Gtd. Notes	10.500	12/01/19	200	217,000
Gannett Co., Inc., Gtd. Notes	6.375	10/15/23	200	216,500
Gray Television, Inc., Gtd. Notes	7.500	10/01/20	100	106,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22	200	201,100
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	400	413,000
Sinclair Television Group, Inc.,
Gtd. Notes	6.375	11/01/21	100	105,750
Gtd. Notes, 144A	5.625	08/01/24	25	25,438
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $253,750; purchased 04/16/15)(b)(c)	5.125	02/15/25	250	251,875

				4,201,630

Metals & Mining 0.9%
AK Steel Corp., Gtd. Notes	7.625	10/01/21	100	82,500
Alcoa, Inc., Sr. Unsec’d. Notes	5.125	10/01/24	200	215,585
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125	06/01/18	300	320,250
CITIC Ltd. (China), Sr. Unsec’d. Notes	6.800	01/17/23	200	235,854

See Notes to Financial Statements.

Prudential Income Builder Fund	25

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Compass Minerals International, Inc., Gtd. Notes, 144A	4.875%	07/15/24	100	$100,750
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125	12/15/20	75	73,875
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000	02/15/21	50	46,625
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	8.250	11/01/19	125	109,063
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $129,750; purchased 02/18/15)(b)(c)	8.250	03/15/18	150	125,212
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.875	11/01/22	200	212,000
New Gold, Inc. (Canada),
Gtd. Notes, 144A	7.000	04/15/20	125	130,312
Sr. Unsec’d. Notes, 144A	6.250	11/15/22	50	49,500
Peabody Energy Corp., Gtd. Notes	6.000	11/15/18	75	59,109
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $120,156; purchased 12/22/14)(b)(c)	6.375	05/01/22	125	125,000
Steel Dynamics, Inc., Gtd. Notes, 144A	5.125	10/01/21	75	76,688

				1,962,323

Oil, Gas & Consumable Fuels 0.7%
California Resources Corp., Gtd. Notes, 144A	6.000	11/15/24	375	352,500
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000	08/15/21	50	49,875
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	09/15/23	25	25,938
EP Energy LLC/Everest Acquistion Finance, Inc., Gtd. Notes	9.375	05/01/20	50	53,500
Halcon Resources Corp., Sec’d. Notes, 144A	8.625	02/01/20	50	52,031

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $104,875; purchased 04/09/15 - 04/22/15)(b)(c)	7.625%	04/15/21	100	$104,500
Laredo Petroleum, Inc., Gtd. Notes	6.250	03/15/23	25	25,875
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500	03/15/21	125	123,437
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375	01/01/26	75	78,000
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375	01/26/19	200	156,540
Rice Energy, Inc., Gtd. Notes, 144A	7.250	05/01/23	50	52,000
Sanchez Energy Corp., Gtd. Notes	7.750	06/15/21	25	26,063
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375	04/01/23	125	130,000
Whiting Canadian Holding Co. ULC, Gtd. Notes	8.125	12/01/19	200	212,240

				1,442,499

Pharmaceuticals 0.2%
Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec’d. Notes, 144A	5.250	04/01/22	200	204,500
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.500	03/01/23	25	25,313
Gtd. Notes, 144A	6.750	08/15/18	150	158,812
Sr. Unsec’d. Notes, 144A	6.125	04/15/25	125	128,984

				517,609

Real Estate Investment Trusts (REITs) 0.5%
Communications Sales & Leasing, Inc.,
Gtd. Notes, 144A	8.250	10/15/23	50	51,312
Sr. Sec’d. Notes, 144A	6.000	04/15/23	50	50,201
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250	01/15/23	100	105,560
CTR Partnership LP/CareTrust Capital Corp., Gtd. Notes	5.875	06/01/21	125	128,750
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375	11/15/22	125	131,719

See Notes to Financial Statements.

Prudential Income Builder Fund	27

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21	250	$259,062
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	5.000	04/15/21	200	203,240
Sr. Unsec’d. Notes, 144A	5.000	04/15/23	50	50,625
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375	06/01/23	50	52,750

				1,033,219

Real Estate Management & Development
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $50,000; purchased 11/10/14)(b)(c)	8.250	12/01/22	50	52,875

Road & Rail 0.2%
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $144,438; purchased 10/27/14 - 04/28/15)(b)(c)	6.875	02/15/21	150	129,000
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875	09/01/19	250	265,625

				394,625

Semiconductors & Semiconductor Equipment 0.4%
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A	5.250	08/01/23	235	235,823
Sr. Unsec’d. Notes, 144A	5.625	01/15/26	75	74,063
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750	02/15/21	200	212,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000	10/01/25	325	335,562

				857,948

Software 1.2%
Audatex North America, Inc.,
Gtd. Notes, 144A	6.000	06/15/21	250	258,203
Gtd. Notes, 144A	6.125	11/01/23	48	50,040
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21	485	444,987

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Software (cont’d.)
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	150	$164,250
First Data Corp.,
Gtd. Notes	10.625	06/15/21	100	113,469
Gtd. Notes	12.625	01/15/21	800	944,400
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $50,000; purchased 03/16/15)(b)(c)	7.125	05/01/21	50	50,125
Infor US, Inc., Sr. Unsec’d. Notes, 144A (original cost $305,157; purchased 03/18/15 - 04/16/15)(b)(c)	6.500	05/15/22	300	308,250
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20	150	151,500
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	9.750	01/15/19	200	215,000

				2,700,224

Specialty Retail 0.9%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000	04/01/22	75	77,437
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750	05/20/20	75	79,594
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000	03/15/19	100	89,260
CST Brands, Inc., Gtd. Notes	5.000	05/01/23	200	206,000
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500	10/15/20	100	104,183
Family Tree Escrow LLC, Sr. Unsec’d. Notes, 144A	5.750	03/01/23	25	26,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20	150	156,375
Landry’s, Inc., Sr. Unsec’d. Notes, 144A (original cost $365,839; purchased 10/28/14 - 03/03/15)(b)(c)	9.375	05/01/20	342	365,940
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A	8.000	10/15/21	325	348,562

See Notes to Financial Statements.

Prudential Income Builder Fund	29

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Specialty Retail (cont’d.)
Petco Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $303,000; purchased 10/20/14)(b)(c)	8.500%	10/15/17	300	$309,000
PVH Corp., Sr. Unsec’d. Notes	4.500	12/15/22	200	204,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375	08/01/21	30	32,250

				1,998,851

Technology Hardware, Storage & Peripherals 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000	09/01/23	160	164,800
Riverbed Homestake Merger Corp., Gtd. Notes, 144A	8.875	03/01/23	70	70,788

				235,588

Textiles, Apparel & Luxury Goods 0.2%
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A	5.000	05/01/25	50	49,969
Springs Industries, Inc., Sr. Sec’d. Notes	6.250	06/01/21	300	296,625

				346,594

Wireless Telecommunication Services 1.0%
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250	04/01/19	200	207,250
Sprint Communications, Inc., Gtd. Notes, 144A	9.000	11/15/18	250	284,452
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	250	240,313
Gtd. Notes	7.625	02/15/25	550	540,870
T-Mobile USA, Inc., Gtd. Notes	6.625	04/01/23	250	259,550
UPCB Finance III Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.625	07/01/20	500	519,875
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125	04/30/18	100	105,600

				2,157,910

TOTAL CORPORATE BONDS (cost $48,287,761)				48,501,902

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN AGENCIES 2.9%
Banco de Costa Rica (Costa Rica), Gov’t. Gtd. Notes, RegS	5.250%	08/12/18	200	$205,000
Banque Centrale de Tunisie SA (Tunisia), Sr. Unsec’d. Notes, RegS	5.750	01/30/25	200	206,500
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes, RegS	5.477	07/24/23	145	144,286
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, RegS	5.750	02/14/42	200	219,000
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, RegS	5.750	01/26/21	200	199,200
Unsec’d. Notes, 144A	7.125	02/11/25	200	208,540
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.000	09/23/21	200	201,504
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, RegS	8.625	05/07/15	85	96,688
Sr. Unsec’d. Notes, RegS	9.250	04/23/19	205	227,447
Kazakhstan Temir Zholy Finance BV (Kazakhstan), Gtd. Notes, RegS	6.375	10/06/20	200	211,240
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, RegS	5.750	04/30/43	550	498,519
Sr. Unsec’d. Notes, RegS	7.000	05/05/20	350	381,150
Sr. Unsec’d. Notes, RegS	9.125	07/02/18	200	226,100
Majapahit Holding BV (Indonesia),
Gtd. Notes, RegS	7.750	01/20/20	600	704,352
Gtd. Notes, RegS	8.000	08/07/19	100	117,130
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875	09/18/18	200	217,000
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	6.500	05/27/41	200	214,000
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes, RegS	6.000	05/16/24	200	84,500
Gtd. Notes, RegS	8.500	11/02/17	730	564,655
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.500	06/27/44	240	236,760
Gtd. Notes	6.500	06/02/41	150	165,563
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	7.750	05/29/18	120	121,116
Sinopec Group Overseas Development 2012 Ltd. (China),
Gtd. Notes, RegS	3.900	05/17/22	200	208,166
Gtd. Notes, RegS	4.875	05/17/42	200	218,275

See Notes to Financial Statements.

Prudential Income Builder Fund	31

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN AGENCIES (Continued)
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec’d. Notes, RegS	6.902%	07/09/20	150	$143,625
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, RegS	6.875	05/29/18	100	100,250
YPF SA (Argentina), Sr. Unsec’d. Notes, RegS	8.875	12/19/18	100	105,625

TOTAL FOREIGN AGENCIES (cost $6,311,092)				6,226,191

FOREIGN GOVERNMENT BONDS 9.8%
Argentina Boden Bonds (Argentina), Bonds	7.000	10/03/15	400	392,111
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	2.260	06/30/15	EUR 200	119,022
Sr. Unsec’d. Notes	7.820	12/31/33	EUR 138	146,404
Sr. Unsec’d. Notes(d)	8.280	12/31/33	519	527,832
Sr. Unsec’d. Notes(d)	8.750	06/02/17	75	73,313
Brazil Government International Bond (Brazil), Sr. Unsec’d. Notes	8.250	01/20/34	318	419,760
Brazil Notas do Tesouro Nacional (Brazil), Notes	10.000	01/01/21	BRL 498	147,192
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	5.625	01/07/41	150	154,500
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	6.125	01/18/41	255	298,350
Sr. Unsec’d. Notes	7.375	09/18/37	220	293,150
Sr. Unsec’d. Notes	8.125	05/21/24	100	132,625
Costa Rica Government International Bond (Costa Rica), Sr. Unsec’d. Notes, RegS	4.250	01/26/23	400	380,000
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes, RegS	6.375	03/24/21	300	330,750
Sr. Unsec’d. Notes, RegS	6.625	07/14/20	200	222,688
Sr. Unsec’d. Notes, RegS	6.750	11/05/19	400	445,712
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, RegS	5.500	01/27/25	100	103,250
Sr. Unsec’d. Notes, RegS	7.450	04/30/44	200	225,000

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Dominican Republic International Bond (Dominican Republic), (Continued)
Sr. Unsec’d. Notes, RegS	7.500%	05/06/21	220	$247,500
Ecuador Government International Bond (Ecuador), Unsec’d. Notes, RegS	7.950	06/20/24	200	195,000
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, RegS	6.875	04/30/40	100	103,750
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, RegS	7.625	02/01/41	300	311,250
Sr. Unsec’d. Notes, RegS	7.750	05/07/15	100	112,250
Financing of Infrastrucural Projects State Enterprise (Ukraine), Gov’t. Gtd. Notes, RegS	9.000	12/07/17	200	90,000
Gabonese Republic (Gabon), Bonds, RegS	6.375	12/12/24	200	201,900
Guatemala Government Bond (Guatemala), Sr. Unsec’d. Notes, RegS	5.750	06/06/22	200	220,000
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23	200	223,794
Sr. Unsec’d. Notes	5.375	03/25/24	250	280,900
Sr. Unsec’d. Notes	5.750	11/22/23	10	11,493
Sr. Unsec’d. Notes	6.375	03/29/21	302	351,643
Sr. Unsec’d. Notes	7.625	03/29/41	318	457,125
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, RegS	4.625	04/15/43	400	388,000
Sr. Unsec’d. Notes, RegS	7.750	01/17/38	200	272,750
Indonesia Treasury Bond (Indonesia), Sr. Unsec’d. Notes	8.375	03/15/34	IDR 1,000,000	79,653
Ivory Coast Government International Bond (Cote D’lvoire),
Sr. Unsec’d. Notes, RegS	5.750	12/31/32	250	239,000
Sr. Unsec’d. Notes, RegS	6.375	03/03/28	200	200,500
Sr. Unsec’d. Notes, 144A	7.774	12/31/32	150	143,400
Jamaica Government International Bond (Jamaica), Sr. Unsec’d. Notes	7.625	07/09/25	200	223,000
Kenya Government International Bond (Kenya), Notes, RegS	5.875	06/24/19	400	413,732

See Notes to Financial Statements.

Prudential Income Builder Fund	33

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes, MTN	5.450%	11/28/19		50	$50,375
Sr. Unsec’d. Notes, MTN	6.375	03/09/20		300	313,725
Sr. Unsec’d. Notes, RegS	6.650	02/26/30		95	98,088
Sr. Unsec’d. Notes, RegS	8.250	04/12/21		280	318,035
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, RegS	6.125	03/09/21		100	118,250
Sr. Unsec’d. Notes, RegS	7.375	02/11/20		100	121,400
Mexican Bonos (Mexico), Bonds	6.500	06/09/22	MXN	710	48,356
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	6.750	09/27/34		350	463,750
Mongolia Government International Bond (Mongolia), Sr. Unsec’d. Notes, RegS	4.125	01/05/18		200	188,250
Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes, RegS	4.250	12/11/22		400	410,100
Nigeria Government International Bond (Nigeria), Bonds, RegS	6.750	01/28/21		200	214,000
Pakistan Government International Bond (Pakistan), Sr. Unsec’d. Notes, RegS	7.250	04/15/19		300	316,324
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	6.700	01/26/36		100	129,250
Sr. Unsec’d. Notes	4.300	04/29/53		250	236,250
Sr. Unsec’d. Notes	7.125	01/29/26		350	453,250
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	5.625	11/18/50		155	186,387
Sr. Unsec’d. Notes	6.550	03/14/37		350	463,312
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	4.950	01/15/21	PHP	5,000	120,284
Sr. Unsec’d. Notes	6.375	01/15/32		200	271,000
Sr. Unsec’d. Notes	6.375	10/23/34		200	279,500
Sr. Unsec’d. Notes	7.750	01/14/31		160	239,200
Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	5.000	03/23/22		325	370,744
Sr. Unsec’d. Notes	5.125	04/21/21		40	45,650

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Angola Via Northern Lights III BV (Angola), Sr. Unsec’d. Notes, RegS	7.000%	08/16/19	250	$257,905
Republic of Armenia (Armenia), Sr. Unsec’d. Notes, RegS	6.000	09/30/20	200	198,000
Republic of Azerbaijan International Bond (Azerbaijan), Sr. Unsec’d. Notes, RegS	4.750	03/18/24	200	208,500
Republic of Belarus (Belarus), Sr. Unsec’d. Notes	8.950	01/26/18	200	182,400
Republic of Ghana (Ghana), Unsec’d. Notes, 144A	8.125	01/18/26	200	193,516
Republic of Iraq (Iraq), Unsec’d. Notes, RegS	5.800	01/15/28	250	215,625
Republic of Serbia (Serbia), Bonds, RegS	4.875	02/25/20	200	205,000
Sr. Unsec’d. Notes, RegS	7.250	09/28/21	200	230,358
Unsec’d. Notes, RegS	5.875	12/03/18	260	274,378
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125	01/22/44	306	382,745
Sr. Unsec’d. Notes, RegS	6.750	02/07/22	312	375,180
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, RegS	5.000	04/29/20	200	203,500
Sr. Unsec’d. Notes, RegS	7.500	03/31/30	72	84,074
Sr. Unsec’d. Notes, RegS	11.000	07/24/18	35	42,741
Sr. Unsec’d. Notes, RegS	12.750	06/24/28	190	300,200
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, RegS	8.750	05/13/21	200	224,900
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500	10/26/22	200	230,788
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	6.250	03/08/41	100	119,070
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec’d. Notes, RegS	6.250	07/27/21	230	238,050
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21	300	327,270
Sr. Unsec’d. Notes	6.000	01/14/41	200	222,100

See Notes to Financial Statements.

Prudential Income Builder Fund	35

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Turkey Government International Bond (Turkey), (Continued)
Sr. Unsec’d. Notes	6.750%	05/30/40	100	$121,250
Sr. Unsec’d. Notes	7.000	06/05/20	65	74,874
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes, RegS	6.250	06/17/16	200	91,288
Sr. Unsec’d. Notes, RegS	7.750	09/23/20	200	91,000
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.500	08/14/24	280	301,000
Sr. Unsec’d. Notes	5.100	06/18/50	155	157,790
Sr. Unsec’d. Notes	7.625	03/21/36	200	279,000
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes, RegS	7.000	03/31/38	120	48,900
Sr. Unsec’d. Notes, RegS	7.750	10/13/19	550	254,375
Sr. Unsec’d. Notes, RegS	9.000	05/07/23	100	45,500
Vietnam Government International Bond (Vietnam), Sr. Unsec’d. Notes, RegS	6.750	01/29/20	220	248,325
Zambia Government International Bond (Zambia), Unsec’d. Notes, RegS	5.375	09/20/22	200	184,866

TOTAL FOREIGN GOVERNMENT BONDS (cost $21,541,841)				21,248,247

CONVERTIBLE BONDS 1.4%
BAC United Continental Holdings, Notes, 144A (original cost $238,551; purchased 01/30/15)(b)(c)	9.500	08/06/15	338	207,888
Callaway Golf Co., Notes(b)	3.750	08/15/19	45	58,669
GS Apple,
Sr. Unsec’d. Notes, 144A (original cost $202,145; purchased 11/13/14)(b)(c)	4.550	05/20/15	179	221,350
Sr. Unsec’d. Notes, 144A (original cost $246,881; purchased 01/26/15)(b)(c)	6.850	06/30/15	217	266,309
GS Endo International, Inc., Sr. Unsec’d. Notes, 144A (original cost $496,422; purchased 03/23/15)(b)(c)	5.300	09/30/15	541	455,403

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
CONVERTIBLE BONDS (Continued)
JPM Cheniere Energy, Inc., Sr. Unsec’d. Notes, 144A (original cost $275,621; purchased 01/29/15)(b)(c)	9.930%	07/21/15		387	$296,481
JPMorgan Yahoo, Inc., Sr. Unsec’d. Notes, 144A (original cost $464,520; purchased 12/09/14)(b)(c)	6.120	05/19/15		948	405,828
RBC Air Canada (Canada), Sr. Unsec’d. Notes, 144A (original cost $279,344; purchased 03/24/15)(b)(c)	7.955	10/01/15	CAD	2,796	271,363
WFC Celgene Corp., Sr. Unsec’d. Notes, 144A (original cost $410,905; purchased 01/28/15)(b)(c)	6.860	08/03/15		340	372,708
WFC United Continental, Sr. Unsec’d. Notes, 144A (original cost $448,016; purchased 04/30/15)(b)(c)	7.440	11/04/15		752	453,531

TOTAL CONVERTIBLE BONDS (cost $3,114,759)					3,009,530

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Notes	1.500(e)	01/31/22		1,500	1,472,461
U.S. Treasury Notes	2.250	11/15/24		1,350	1,374,997

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,833,869)					2,847,458

			Shares
AFFILIATED MUTUAL FUNDS 17.8%
Prudential Jennison MLP Fund (Class Z)				1,747,170	19,568,299
Prudential Short Duration High Yield Income Fund (Class Q)				1,458,764	13,785,317
Prudential Short-Term Corporate Bond Fund, Inc. (Class Q)				460,597	5,190,929

TOTAL AFFILIATED MUTUAL FUNDS (cost $39,032,222)(f)					38,544,545

TOTAL LONG-TERM INVESTMENTS (cost $206,531,563)					208,364,300

See Notes to Financial Statements.

Prudential Income Builder Fund	37

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 3.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $7,683,780)(Note 3)(f)	7,683,780	$7,683,780

TOTAL INVESTMENTS 99.9% (cost $214,215,343; Note 5)		216,048,080
Other assets in excess of liabilities(g) 0.1%		305,389

NET ASSETS 100.0%		$216,353,469

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR—American Depositary Receipt

CDX—Credit Derivative Index

CVT—Convertible Security

ETF—Exchange Traded Fund

MLP—Master Limited Partnership

MTN—Medium Term Note

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depository Receipts

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

COP—Colombian Peso

EUR—Euro

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

See Notes to Financial Statements.

38

PLN—Polish Zloty

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Indicates a security or securities that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $7,996,714. The aggregate value of $7,826,875 is approximately 3.6% of net assets.
(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2015	Unrealized Depreciation(1)
	Long Position:
24	10 Year U.S. Treasury Notes	Jun. 2015	$3,094,891	$3,081,000	$(13,891)

(1)	A U.S. Treasury security with a market value of $107,980 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at April 30, 2015.

Forward foreign currency exchange contracts outstanding at April 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/26/15	Bank of America	BRL	219	$68,402	$71,375	$2,973
Expiring 06/26/15	Toronto Dominion	BRL	204	63,173	66,372	3,199
Expiring 07/14/15	Barclays Capital Group	BRL	176	54,666	56,887	2,221
Canadian Dollar,
Expiring 07/16/15	Citigroup Global Markets	CAD	193	158,000	159,703	1,703
Expiring 07/16/15	Citigroup Global Markets	CAD	234	193,000	193,868	868

See Notes to Financial Statements.

Prudential Income Builder Fund	39

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Colombian Peso,
Expiring 05/22/15	Barclays Capital Group	COP	343,747	$132,261	$143,984	$11,723
Expiring 05/22/15	BNP Paribas	COP	324,345	123,938	135,857	11,919
Expiring 05/22/15	Credit Suisse First Boston Corp.	COP	192,464	77,248	80,617	3,369
Euro,
Expiring 07/28/15	Citigroup Global Markets	EUR	309	339,657	347,385	7,728
Expiring 07/28/15	Toronto Dominion	EUR	125	139,022	140,528	1,506
Indian Rupee,
Expiring 05/11/15	Credit Suisse First Boston Corp.	INR	3,515	55,861	55,204	(657)
Expiring 07/24/15	Barclays Capital Group	INR	7,232	112,989	111,862	(1,127)
Mexican Peso,
Expiring 07/22/15	Deutsche Bank AG	MXN	2,322	151,714	150,456	(1,258)
Expiring 07/22/15	Toronto Dominion	MXN	953	61,824	61,750	(74)
Expiring 07/22/15	Citigroup Global Markets	MXN	3,670	237,084	237,798	714
Expiring 07/22/15	JPMorgan Chase	MXN	263	17,021	17,019	(2)
Expiring 07/22/15	Citigroup Global Markets	MXN	802	52,000	51,951	(49)
New Taiwanese Dollar,
Expiring 05/18/15	Barclays Capital Group	TWD	1,398	44,594	45,660	1,066
Peruvian Nuevo Sol,
Expiring 06/11/15	BNP Paribas	PEN	211	67,447	66,816	(631)
Expiring 06/11/15	Citigroup Global Markets	PEN	185	59,190	58,664	(526)
South Korean Won,
Expiring 06/11/15	BNP Paribas	KRW	84,825	75,400	79,031	3,631
Expiring 06/11/15	BNP Paribas	KRW	95,287	87,100	88,779	1,679
Turkish Lira,
Expiring 07/24/15	Hong Kong & Shanghai Bank	TRY	420	151,780	153,240	1,460

				$2,523,371	$2,574,806	51,435

See Notes to Financial Statements.

40

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/26/15	Barclays Capital Group	BRL	114	$37,054	$36,995	$59
Expiring 06/26/15	Barclays Capital Group	BRL	113	36,712	36,797	(85)
Expiring 07/14/15	Citigroup Global Markets	BRL	848	298,267	274,284	23,983
Canadian Dollar,
Expiring 07/16/15	JPMorgan Chase	CAD	95	79,278	78,662	616
Expiring 07/16/15	Citigroup Global Markets	CAD	234	193,000	193,439	(439)
Chilean Peso,
Expiring 05/11/15	Barclays Capital Group	CLP	117,066	191,316	191,181	135
Colombian Peso,
Expiring 05/22/15	Barclays Capital Group	COP	602,011	234,132	252,163	(18,031)
Expiring 05/22/15	JPMorgan Chase	COP	66,080	24,638	27,679	(3,041)
Expiring 05/22/15	Credit Suisse First Boston Corp.	COP	189,382	76,182	79,326	(3,144)
Expiring 05/22/15	Barclays Capital Group	COP	209,277	86,873	87,659	(786)
Expiring 05/22/15	Toronto Dominion	COP	209,277	87,188	87,659	(471)
Euro,
Expiring 07/28/15	Citigroup Global Markets	EUR	60	64,580	67,453	(2,873)
Expiring 07/28/15	Barclays Capital Group	EUR	88	95,353	98,987	(3,634)
Expiring 07/28/15	Citigroup Global Markets	EUR	240	261,302	270,144	(8,842)
Expiring 07/28/15	Citigroup Global Markets	EUR	88	95,422	98,987	(3,565)
Hungarian Forint,
Expiring 07/22/15	Barclays Capital Group	HUF	60,476	216,817	223,132	(6,315)
Indian Rupee,
Expiring 05/11/15	Barclays Capital Group	INR	1,125	17,852	17,662	190
Japanese Yen,
Expiring 07/28/15	Bank of America	JPY	36,900	310,598	309,389	1,209
New Taiwanese Dollar,
Expiring 07/24/15	Credit Suisse First Boston Corp.	TWD	5,989	193,088	195,587	(2,499)
Peruvian Nuevo Sol,
Expiring 06/11/15	BNP Paribas	PEN	397	125,773	126,052	(279)
Philippine Peso,
Expiring 05/11/15	Citigroup Global Markets	PHP	5,335	120,127	119,724	403

See Notes to Financial Statements.

Prudential Income Builder Fund	41

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Polish Zloty,
Expiring 07/23/15	Citigroup Global Markets	PLN	233	$62,564	$64,639	$(2,075)
South African Rand,
Expiring 07/20/15	Barclays Capital Group	ZAR	2,892	237,221	239,811	(2,590)
South Korean Won,
Expiring 06/11/15	Barclays Capital Group	KRW	181,460	161,931	169,065	(7,134)
Swiss Francs,
Expiring 07/16/15	UBS AG	CHF	152	158,000	163,059	(5,059)
Thai Baht,
Expiring 07/22/15	Barclays Capital Group	THB	2,011	61,694	60,844	850
Expiring 07/22/15	Deutsche Bank AG	THB	18,687	572,964	565,452	7,512
Expiring 07/22/15	Deutsche Bank AG	THB	748	22,929	22,632	297

				$4,122,855	$4,158,463	(35,608)

						$15,827

Credit default swap agreements outstanding at April 30, 2015:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.EM.22.V1	12/20/19	1.000%	3,700	$(394,418)	$(417,466)	$23,048	Deutsche Bank AG
CDX.EM.22.V1	12/20/19	1.000%	3,000	(319,798)	(346,999)	27,201	Citigroup Global Markets
CDX.EM.22.V1	12/20/19	1.000%	1,800	(191,879)	(220,742)	28,863	Barclays Capital Group

				$(906,095)	$(985,207)	$79,112

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Value at Trade Date	Value at April 30, 2015(3)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.24.V1	06/20/20	5.000%	2,400	$175,199	$184,160	$8,961

See Notes to Financial Statements.

42

The Portfolio entered into credit default swaps (‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Income Builder Fund	43

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$49,642,099	$7,779,354	$—
Exchange Traded Funds	22,924,877	—	—
Preferred Stocks	7,640,097	—	—
Corporate Bonds	—	48,130,708	371,194
Foreign Agencies	—	6,226,191	—
Foreign Government Bonds	—	21,248,247	—
Convertible Bonds	—	58,669	2,950,861
U.S. Treasury Obligations	—	2,847,458	—
Affiliated Mutual Funds	38,544,545	—	—
Affiliated Money Market Mutual Fund	7,683,780	—	—
Other Financial Instruments*
Futures Contracts	(13,891)	—	—
Forward Foreign Currency Exchange Contracts	—	15,827	—
Over-the-counter credit default swaps	—	(906,095)	—
Exchange-traded credit default swaps	—	8,961	—

Total	$126,421,507	$85,409,320	$3,322,055

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Convertible Bonds	Corporate Bonds
Balance as of 10/31/14	$704,725	$—
Accrued discount/premium	—	(1,651)
Realized gain (loss)	71,008	—
Change in unrealized appreciation (depreciation)**	(147,320)	764
Purchases	3,062,405	318,250
Sales	(739,957)	—
Transfers into Level 3	—	53,831
Transfers out of Level 3	—	—

Balance as of 04/30/15	$2,950,861	$371,194

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.
**	Of which, $(110,780) was relating to securities held at the reporting period end.

See Notes to Financial Statements.

44

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of April 30, 2015	Valuation Methodology	Unobservable Inputs
Convertible Bonds	$2,950,861	Market Approach	Single Broker Indicative Quote
Corporate Bonds	371,194	Market Approach	Single Broker Indicative Quote

	$3,322,055

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$53,831	L2 to L3	Evaluated Bid to Single Broker Quote

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2015 was as follows:

Affiliated Mutual Funds	17.8%
Real Estate Investment Trusts (REITs)	14.9
Exchange Traded Funds	10.6
Foreign Government Bonds	9.8
Affiliated Money Market Mutual Fund	3.6
Foreign Agencies	2.9
Hotels, Restaurants & Leisure	2.9
Media	2.4
Oil, Gas & Consumable Fuels	1.9
Pharmaceuticals	1.7
Chemicals	1.7
Specialty Retail	1.5
Software	1.5
Health Care Providers & Services	1.5
Convertible Bonds	1.4
Wireless Telecommunication Services	1.3
U.S. Treasury Obligations	1.3
Independent Power & Renewable Electricity Producers	1.3
Diversified Telecommunication Services	1.3
Food Products	1.2
Commercial Services & Supplies	1.2
Banks	1.0
Construction & Engineering	1.0
Electric Utilities	1.0
Communications Equipment	0.9
Metals & Mining	0.9
Beverages	0.9
Containers & Packaging	0.7
Tobacco	0.7
Technology Hardware, Storage & Peripherals	0.7
Road & Rail	0.7
Building Products	0.7
IT Services	0.5
Aerospace & Defense	0.5
Auto Components	0.5
Airlines	0.4
Health Care Equipment & Supplies	0.4
Distributors	0.4
Semiconductors & Semiconductor Equipment	0.4
Consumer Finance	0.4
Real Estate Management & Development	0.3
Capital Markets	0.3
Internet Software & Services	0.3
Life Sciences Tools & Services	0.3
Multi-Utilities	0.3

See Notes to Financial Statements.

Prudential Income Builder Fund	45

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Household Products	0.3%
Automobiles	0.2
Insurance	0.2
Diversified Financial Services	0.2
Food & Staples Retailing	0.2
Textiles, Apparel & Luxury Goods	0.2
Machinery	0.1
Internet & Catalog Retail	0.1
Household Durables	0.1
Energy Equipment & Services	0.1
Biotechnology	0.1
Industrial Conglomerates	0.1
Electronic Components & Equipment	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	—	$—		Due from/to broker-variation margin futures	$13,891	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	91,013		Unrealized depreciation on forward foreign currency exchange contracts	75,186
Credit contracts	Unrealized appreciation on over-the-counter swap agreements	79,112		—	—
Credit contracts	—	—		Premiums received for swap agreements	985,207
Credit contracts	Due from/to broker-variation margin swaps	8,961	*	—	—

Total		$179,086			$1,074,284

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

46

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Rights(1)	Swaps	Forward Currency Contracts(2)	Total
Interest rate contracts	$26,288	$—	$—	$—	$26,288
Foreign exchange contracts	—	—	—	180,135	180,135
Credit contracts	—	—	(9,887)	—	(9,887)
Equity contracts	—	11	—	—	11

Total	$26,288	$11	$(9,887)	$180,135	$196,547

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Forward Currency Contracts(1)	Total
Interest rate contracts	$(13,891)	$—	$—	$(13,891)
Foreign exchange contracts	—	—	(47,846)	(47,846)
Credit contracts	—	88,073	—	88,073

Total	$(13,891)	$88,073	$(47,846)	$26,336

(1)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the six months ended April 30, 2015, the Fund’s average volume of derivative activities are as follows:

Futures Contracts— Long Positions(1)	Forward Foreign Currency Exchange Purchase Contracts(2)	Forward Foreign Currency Exchange Sale Contracts(2)	Credit Default Swap Agreements— Sell Protection(3)
$1,031,630	$1,741,472	$4,110,452	$3,633,333

(1)	Value at Trade Date.
(2)	Value at Settlement Date.
(3)	Notional Amount.

See Notes to Financial Statements.

Prudential Income Builder Fund	47

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received(3)	Net Amount
Bank of America	$4,182	$—	$—	$4,182
Barclays Capital Group	45,107	(45,107)	—	—
BNP Paribas	17,229	(910)	—	16,319
Citigroup Global Markets	62,600	(62,600)	—	—
Credit Suisse First Boston Corp.	3,369	(3,369)	—	—
Deutsche Bank AG	30,857	(30,857)	—	—
Hong Kong & Shanghai Bank	1,460	—	—	1,460
JPMorgan Chase	616	(616)	—	—
Toronto Dominion	4,705	(545)	—	4,160
UBS AG	—	—	—	—

	$170,125

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged(3)	Net Amount
Bank of America	$—	$—	$—	$—
Barclays Capital Group	(260,444)	45,107	221,213	—
BNP Paribas	(910)	910	—	—
Citigroup Global Markets	(365,368)	62,600	339,536	—
Credit Suisse First Boston Corp.	(6,300)	3,369	—	(2,931)
Deutsche Bank AG	(418,724)	30,857	430,000	—
Hong Kong & Shanghai Bank	—	—	—	—
JPMorgan Chase	(3,043)	616	—	(2,427)
Toronto Dominion	(545)	545	—	—
UBS AG	(5,059)	—	—	(5,059)

	$(1,060,393)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

See Notes to Financial Statements.

48

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amounts shown reflect actual collateral received or pledged by the Fund. Such amounts are applied up to 100% of the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Prudential Income Builder Fund	49

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $167,499,341)	$169,819,755
Affiliated Investments (cost $46,716,002)	46,228,325
Cash	72,911
Deposit with broker	579,609
Receivable for Fund shares sold	3,636,356
Receivable for investments sold	2,756,106
Dividends and interest receivable	1,472,327
Unrealized appreciation on forward foreign currency exchange contracts	91,013
Unrealized appreciation on over-the-counter swap agreements	79,112
Tax reclaim receivable	3,626
Prepaid expenses	408

Total assets	224,739,548

Liabilities
Payable for investments purchased	5,015,064
Payable for Fund shares reacquired	1,749,801
Premium received for swap agreements	985,207
Accrued expenses and other liabilities	232,528
Loan payable	159,000
Unrealized depreciation on forward foreign currency exchange contracts	75,186
Distribution fee payable	59,628
Dividends payable	57,955
Management fee payable	29,548
Affiliated transfer agent fee payable	13,022
Due to broker—variation margin swaps	4,819
Due to broker—variation margin futures	2,016
Deferred trustees’ fees	1,821
Loan interest payable	484

Total liabilities	8,386,079

Net Assets	$216,353,469

Net assets were comprised of:
Shares of beneficial interest, at par	$21,711
Paid-in capital in excess of par	214,008,791

214,030,502
Distributions in excess of net investment income	(280,963)
Accumulated net realized gain on investment transactions	680,415
Net unrealized appreciation (depreciation) on investments and foreign currencies	1,923,515

Net assets, April 30, 2015	$216,353,469

See Notes to Financial Statements.

50

Class A
Net asset value and redemption price per share, ($113,162,742 ÷ 11,328,525 shares of beneficial interest issued and outstanding)	$9.99
Maximum sales charge (5.50% of offering price)	0.58

Maximum offering price to public	$10.57

Class B
Net asset value, offering price and redemption price per share, ($3,964,835 ÷ 403,515 shares of beneficial interest issued and outstanding)	$9.83

Class C
Net asset value, offering price and redemption price per share, ($45,740,001 ÷ 4,656,453 shares of beneficial interest issued and outstanding)	$9.82

Class R
Net asset value, offering price and redemption price per share, ($506,296 ÷ 50,754 shares of beneficial interest issued and outstanding)	$9.98

Class Z
Net asset value, offering price and redemption price per share, ($52,979,595 ÷ 5,271,667 shares of beneficial interest issued and outstanding)	$10.05

See Notes to Financial Statements.

Prudential Income Builder Fund	51

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income	$1,257,830
Interest income	1,557,680
Affiliated dividend income	513,566

Total income	3,329,076

Expenses
Management fee	494,917
Distribution fee—Class A	136,124
Distribution fee—Class B	21,021
Distribution fee—Class C	124,656
Distribution fee—Class R	1,360
Custodian and accounting fees	93,000
Transfer agent’s fees and expenses (including affiliated expense of $23,000)	85,000
Registration fees	36,000
Audit fee	35,000
Reports to shareholders	33,000
Legal fees and expenses	17,000
Trustees’ fees	8,000
Interest expense	1,054
Miscellaneous	11,255

Total expenses	1,097,387
Less: Management fee waiver and/or expense reimbursement	(480,467)
Distribution fee waiver—Class A	(22,687)
Distribution fee waiver—Class R	(453)

Net expenses	593,780

Net investment income	2,735,296

See Notes to Financial Statements.

52

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(258,120))	$545,613
Futures transactions	26,288
Swap agreements transactions	(9,887)
Foreign currency transactions	138,980

700,994

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(279,575))	(947,707)
Futures	(13,891)
Swap agreements	88,073
Foreign currencies	(45,622)

(919,147)

Net loss on investment and foreign currency transactions	(218,153)

Net Increase In Net Assets Resulting From Operations	$2,517,143

See Notes to Financial Statements.

Prudential Income Builder Fund	53

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Three Months Ended October 31, 2014	Year Ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,735,296	$411,651	$331,573
Net realized gain on investment and foreign currency transactions	700,994	13,632,311	6,504,952
Net change in unrealized depreciation on investments and foreign currencies	(919,147)	(12,211,715)	2,179,717

Net increase in net assets resulting from operations	2,517,143	1,832,247	9,016,242

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(2,132,143)	(510,107)	(878,177)
Class B	(83,798)	(8,554)	(18,695)
Class C	(506,815)	(31,081)	(55,854)
Class R	(7,976)	(1,579)	(2,119)
Class X	—	—	(39)
Class Z	(551,489)	(47,518)	(47,825)

	(3,282,221)	(598,839)	(1,002,709)

Distributions from net realized gains:
Class A	(12,461,710)	—	(4,242,605)
Class B	(701,724)	—	(294,626)
Class C	(2,727,388)	—	(880,228)
Class R	(50,449)	—	(13,414)
Class X	—	—	(618)
Class Z	(938,356)	—	(186,922)

	(16,879,627)	—	(5,618,413)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	115,488,409	2,380,464	12,220,318
Net asset value of shares issued in reinvestment of dividends and distributions	19,424,029	575,242	6,396,214
Cost of shares reacquired	(14,419,448)	(4,618,052)	(20,065,772)

Net increase (decrease) in net assets from Fund share transactions	120,492,990	(1,662,346)	(1,449,240)

Total increase (decrease)	102,848,285	(428,938)	945,880

Net Assets:
Beginning of period	113,505,184	113,934,122	112,988,242

End of period (a)	$216,353,469	$113,505,184	$113,934,122

(a) Includes undistributed net investment income of:	$—	$265,962	$297,143

See Notes to Financial Statements.

54

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified management investment company presently consisting of two funds: Prudential Defensive Equity Fund and Prudential Income Builder Fund (formerly known as the Target Conservative Allocation Fund) (the “Fund”). These financial statements relate only to Prudential Income Builder Fund. The financial statements of the other fund are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Trust’s fiscal year has changed from an annual reporting period that ends July 31 to one that ends October 31. This change should have no impact on the way the Trust is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

The investment objective of the Fund is to seek income and long-term capital growth.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Prudential Income Builder Fund	55

Notes to Financial Statements

(Unaudited) continued

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default

56

rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely

Prudential Income Builder Fund	57

Notes to Financial Statements

(Unaudited) continued

marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rate of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

58

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Upon entering into these contracts, risks may arise from the potential inability of the counterparties to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense.

Prudential Income Builder Fund	59

Notes to Financial Statements

(Unaudited) continued

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options: The Fund may purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike

60

price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into credit default swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange-traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an

Prudential Income Builder Fund	61

Notes to Financial Statements

(Unaudited) continued

amount, known as “variation margin”, based on daily changes in valuation of swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund entered into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

62

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. For multi-sleeve Funds, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for over-the-counter (OTC) derivatives under the FASB Accounting Standards Update

Prudential Income Builder Fund	63

Notes to Financial Statements

(Unaudited) continued

(ASU) 2013-01 disclosure. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

64

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2015, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

When Issued/Delayed Delivery Securities: The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains and losses with respect to the security.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be,

Prudential Income Builder Fund	65

Notes to Financial Statements

(Unaudited) continued

take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to its respective class), unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

66

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PI has entered into subadvisory agreements with Quantitative Management Associates LLC, Jennison Associates LLC, Prudential Fixed Income, a business unit of Prudential Investment Management, Inc. (PIM), and Prudential Real Estate Investors, a business unit of PIM, each a Subadviser and together, the Subadvisers. The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund,

Prudential Income Builder Fund	67

Notes to Financial Statements

(Unaudited) continued

occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of ..70% of the Fund’s average daily net assets up to $1 billion and .65% of the average daily net assets in excess of $1 billion. Prior to September 23, 2014, the management fee paid to PI was accrued daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to $500 million, .70% of the average daily net assets for the next $500 million and .65% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .70% for the six months ended April 30, 2015. The effective management fee rate, net of waivers and/or expense reimbursement, was .02%.

Effective September 23, 2014, PI has contractually agreed through February 29, 2016 to limit the net annual operating expenses and acquired fund fees and expenses (exclusive of distribution and service (12b-1) fees, taxes (including acquired fund taxes), interest, brokerage, dividend and interest expense on short sales (including acquired fund dividend and interest expense on short sales), extraordinary expenses and certain other expenses) of each class of shares of the Fund to .70% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. Formerly through April 11, 2014, the Fund had a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, served as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended April 30, 2015, PIMS contractually agreed to limit such fees to .25% and .50% of the

68

average daily net assets of the Class A and Class R shares, respectively. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

PIMS has advised the Fund that it has received $587,887 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2015. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs. PIMS has advised the Fund that for six months ended April 30, 2015, it has received $51, $5,176 and $1,342 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C, respectively.

PIMS and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government investments, for the six months ended April 30, 2015, aggregated $142,733,454 and $46,729,377, respectively.

Prudential Income Builder Fund	69

Notes to Financial Statements

(Unaudited) continued

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended April 30, 2015 is presented as follows:

Affiliated Mutual Funds	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Distributions Received		Value, end of period
Prudential Jennison MLP Fund (Class Z)	$13,800,976	$7,962,045	$1,659,300	$246,845	*	$19,568,299
Prudential Short Duration High Yield Income Fund (Class Q)	8,141,406	6,199,885	442,000	332,253		13,785,317
Prudential Short-term Corporate Bond Fund, Inc. (Class Q)	2,547,259	2,665,656	13,300	50,263		5,190,929

	$24,489,641	$16,827,586	$2,114,600	$629,361		$38,544,545

*	Includes return of capital distribution in the amount of $120,387.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$214,365,908

Appreciation	4,713,236
Depreciation	(3,031,064)

Net Unrealized Appreciation	$1,682,172

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income tax returns and federal excise for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase

70

$1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2015, Prudential owned 324 shares of Class R.

Prudential Income Builder Fund	71

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	3,580,487	$35,823,177
Shares issued in reinvestment of dividends and distributions	1,444,851	14,151,515
Shares reacquired	(811,485)	(8,368,188)

Net increase (decrease) in shares outstanding before conversion	4,213,853	41,606,504
Shares issued upon conversion from Class B	73,302	714,001
Shares reacquired upon conversion into Class Z	(87,952)	(883,966)

Net increase (decrease) in shares outstanding	4,199,203	$41,436,539

Three months ended October 31, 2014:
Shares sold	70,239	$833,481
Shares issued in reinvestment of dividends and distributions	41,664	495,804
Shares reacquired	(235,818)	(2,801,585)

Net increase (decrease) in shares outstanding before conversion	(123,915)	(1,472,300)
Shares issued upon conversion from Class B	13,686	163,280
Shares reacquired upon conversion into Class Z	(700)	(8,387)

Net increase (decrease) in shares outstanding	(110,929)	$(1,317,407)

Year ended July 31, 2014:
Shares sold	563,703	$6,567,211
Shares issued in reinvestment of dividends and distributions	439,256	4,994,343
Shares reacquired	(1,376,508)	(16,068,544)

Net increase (decrease) in shares outstanding before conversion	(373,549)	(4,506,990)
Shares issued upon conversion from Class B and Class X	137,094	1,603,045
Shares reacquired upon conversion into Class Z	(250)	(2,980)

Net increase (decrease) in shares outstanding	(236,705)	$(2,906,925)

72

Class B	Shares	Amount
Six months ended April 30, 2015:
Shares sold	26,422	$257,949
Shares issued in reinvestment of dividends and distributions	81,515	784,398
Shares reacquired	(39,563)	(410,857)

Net increase (decrease) in shares outstanding before conversion	68,374	631,490
Shares reacquired upon conversion into Class A	(74,555)	(714,001)

Net increase (decrease) in shares outstanding	(6,181)	$(82,511)

Three months ended October 31, 2014:
Shares sold	1,869	$21,966
Shares issued in reinvestment of dividends and distributions	725	8,511
Shares reacquired	(25,830)	(301,926)

Net increase (decrease) in shares outstanding before conversion	(23,236)	(271,449)
Shares reacquired upon conversion into Class A	(13,920)	(163,280)

Net increase (decrease) in shares outstanding	(37,156)	$(434,729)

Year ended July 31, 2014:
Shares sold	95,308	$1,095,971
Shares issued in reinvestment of dividends and distributions	26,609	299,083
Shares reacquired	(66,488)	(765,030)

Net increase (decrease) in shares outstanding before conversion	55,429	630,024
Shares reacquired upon conversion into Class A	(136,767)	(1,574,781)

Net increase (decrease) in shares outstanding	(81,338)	$(944,757)

Class C
Six months ended April 30, 2015:
Shares sold	3,097,279	$30,521,618
Shares issued in reinvestment of dividends and distributions	323,124	3,112,029
Shares reacquired	(248,601)	(2,492,500)

Net increase (decrease) in shares outstanding before conversion	3,171,802	31,141,147
Shares reacquired upon conversion into Class Z	(3,981)	(38,934)

Net increase (decrease) in shares outstanding	3,167,821	$31,102,213

Three months ended October 31, 2014:
Shares sold	29,147	$338,138
Shares issued in reinvestment of dividends and distributions	2,552	29,962
Shares reacquired	(86,393)	(1,011,069)

Net increase (decrease) in shares outstanding	(54,694)	$(642,969)

Year ended July 31, 2014:
Shares sold	146,515	$1,678,579
Shares issued in reinvestment of dividends and distributions	79,867	896,911
Shares reacquired	(196,081)	(2,256,976)

Net increase (decrease) in shares outstanding	30,301	$318,514

Prudential Income Builder Fund	73

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended April 30, 2015
Shares sold	17,435	$174,428
Shares issued in reinvestment of dividends and distributions	5,740	56,140
Shares reacquired	(5,475)	(63,420)

Net increase (decrease) in shares outstanding	17,700	$167,148

Three months ended October 31, 2014:
Shares sold	8,606	$103,052
Shares issued in reinvestment of dividends and distributions	128	1,527
Shares reacquired	(183)	(2,162)

Net increase (decrease) in shares outstanding	8,551	$102,417

Year ended July 31, 2014:
Shares sold	9,438	$109,256
Shares issued in reinvestment of dividends and distributions	1,313	14,901
Shares reacquired	(761)	(8,916)

Net increase (decrease) in shares outstanding	9,990	$115,241

Class X
Period ended April 11, 2014:*
Shares sold	145	$1,700
Shares issued in reinvestment of dividends and distributions	58	658
Shares reacquired	(173)	(2,045)

Net increase (decrease) in shares outstanding before conversion	30	313
Shares reacquired upon conversion into Class A	(2,460)	(28,264)

Net increase (decrease) in shares outstanding	(2,430)	$(27,951)

Year ended July 31, 2013:
Shares sold	824	$8,955
Shares issued in reinvestment of dividends and distributions	42	448
Shares reacquired	(920)	(9,920)

Net increase (decrease) in shares outstanding before conversion	(54)	(517)
Shares reacquired upon conversion into Class A	(6,325)	(70,450)

Net increase (decrease) in shares outstanding	(6,379)	$(70,967)

74

Class Z	Shares	Amount
Six months ended April 30, 2015:
Shares sold	4,848,363	$48,711,237
Shares issued in reinvestment of dividends and distributions	133,261	1,319,947
Shares reacquired	(299,927)	(3,084,483)

Net increase (decrease) in shares outstanding before conversion	4,681,697	46,946,701
Shares issued upon conversion from Class A and Class C	91,318	922,900

Net increase (decrease) in shares outstanding	4,773,015	$47,869,601

Three months ended October 31, 2014:
Shares sold	90,798	$1,083,827
Shares issued in reinvestment of dividends and distributions	3,298	39,438
Shares reacquired	(42,115)	(501,310)

Net increase (decrease) in shares outstanding before conversion	51,981	621,955
Shares issued upon conversion from Class A	695	8,387

Net increase (decrease) in shares outstanding	52,676	$630,342

Year ended July 31, 2014:
Shares sold	237,790	$2,767,601
Shares issued in reinvestment of dividends and distributions	16,665	190,318
Shares reacquired	(82,180)	(964,261)

Net increase (decrease) in shares outstanding before conversion	172,275	1,993,658
Shares issued upon conversion from Class A	249	2,980

Net increase (decrease) in shares outstanding	172,524	$1,996,638

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2015. The average daily balance for the 35 days that the Fund had loans outstanding during the period was $759,771, borrowed at a weighted average interest rate of 1.43%. The maximum

Prudential Income Builder Fund	75

Notes to Financial Statements

(Unaudited) continued

loan outstanding amount during the period was $1,192,000. At April 30, 2015, the Fund had an outstanding loan amount of $159,000.

Note 8. New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

76

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Three Months Ended October 31,		Year Ended July 31,
	2015(b)		2014(b)(f)		2014(b)	2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.90		$11.78		$11.55	$10.69	$10.30	$9.53	$8.48
Income (loss) from investment operations:
Net investment income	.21		.05		.05	.14	.17	.16	.18
Net realized and unrealized gain (loss) on investments	(.12)		.14		.89	.86	.38	.79	.90
Total from investment operations	.09		.19		.94	1.00	.55	.95	1.08
Less Dividends and Distributions:
Dividends from net investment income	(.24)		(.07)		(.12)	(.14)	(.16)	(.18)	(.03)
Distributions from net realized gains	(1.76)		-		(.59)	-	-	-	-
Total dividends and distributions	(2.00)		(.07)		(.71)	(.14)	(.16)	(.18)	(.03)
Net asset value, end of period	$9.99		$11.90		$11.78	$11.55	$10.69	$10.30	$9.53
Total Return(a)	1.45%		1.63%		8.37%	9.41%	5.53%	10.04%	12.72%

Ratios/Supplemental Data:
Net assets, end of period (000)	$113,163		$84,863		$85,292	$86,386	$86,352	$86,746	$75,228
Average net assets (000)	$91,502		$84,889		$86,591	$85,636	$84,243	$83,395	$70,865
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.72%	(d)	1.03%	(d)	1.51%	1.52%	1.54%	1.52%	1.52%
Expense before waivers and/or expense reimbursement	1.46%	(d)	1.92%	(d)	1.56%	1.57%	1.59%	1.57%	1.57%
Net investment income	4.06%	(d)	1.58%	(d)	.43%	1.25%	1.64%	1.59%	2.00%
Portfolio turnover rate	34%	(e)	140%	(e)	478%	210%	248%	188%	200%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

Prudential Income Builder Fund	77

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended April 30,		Three Months Ended October 31,		Year Ended July 31,
	2015(b)		2014(b)(f)		2014(b)	2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.74		$11.59		$11.38	$10.54	$10.15	$9.41	$8.43
Income (loss) from investment operations:
Net investment income (loss)	.17		.02		(.04)	.06	.09	.08	.11
Net realized and unrealized gain (loss) on investments	(.12)		.15		.88	.84	.39	.78	.89
Total from investment operations	.05		.17		.84	.90	.48	.86	1.00
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.02)		(.04)	(.06)	(.09)	(.12)	(.02)
Distributions from net realized gains	(1.76)		-		(.59)	-	-	-	-
Total dividends and distributions	(1.96)		(.02)		(.63)	(.06)	(.09)	(.12)	(.02)
Net asset value, end of period	$9.83		$11.74		$11.59	$11.38	$10.54	$10.15	$9.41
Total Return(a)	1.10%		1.47%		7.52%	8.57%	4.86%	9.20%	11.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,965		$4,810		$5,180	$6,012	$7,856	$13,995	$23,212
Average net assets (000)	$4,239		$5,005		$5,826	$6,958	$10,840	$18,900	$28,746
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.46%	(d)	1.78%	(d)	2.26%	2.27%	2.29%	2.27%	2.27%
Expense before waivers and/or expense reimbursement	2.17%	(d)	2.59%	(d)	2.26%	2.27%	2.29%	2.27%	2.27%
Net investment income (loss)	3.39%	(d)	.80%	(d)	(.31)%	.52%	.93%	.82%	1.26%
Portfolio turnover rate	34%	(e)	140%	(e)	478%	210%	248%	188%	200%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

78

Class C Shares
	Six Months Ended April 30,		Three Months Ended October 31,		Year Ended July 31,
	2015(b)		2014(b)(f)		2014(b)	2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.74		$11.59		$11.38	$10.54	$10.15	$9.41	$8.43
Income (loss) from investment operations:
Net investment income (loss)	.16		.02		(.04)	.06	.09	.08	.11
Net realized and unrealized gain (loss) on investments	(.12)		.15		.88	.84	.39	.78	.89
Total from investment operations	.04		.17		.84	.90	.48	.86	1.00
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.02)		(.04)	(.06)	(.09)	(.12)	(.02)
Distributions from net realized gains	(1.76)		-		(.59)	-	-	-	-
Total dividends and distributions	(1.96)		(.02)		(.63)	(.06)	(.09)	(.12)	(.02)
Net asset value, end of period	$9.82		$11.74		$11.59	$11.38	$10.54	$10.15	$9.41
Total Return(a)	1.00%		1.47%		7.53%	8.57%	4.86%	9.20%	11.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$45,740		$17,474		$17,887	$17,217	$17,307	$19,133	$20,499
Average net assets (000)	$25,138		$17,513		$17,793	$17,251	$17,651	$20,208	$21,746
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.48%	(d)	1.78%	(d)	2.26%	2.27%	2.29%	2.27%	2.27%
Expense before waivers and/or expense reimbursement	2.14%	(d)	2.61%	(d)	2.26%	2.27%	2.29%	2.27%	2.27%
Net investment income (loss)	3.16%	(d)	.82%	(d)	(.32)%	.51%	.89%	.83%	1.26%
Portfolio turnover rate	34%	(e)	140%	(e)	478%	210%	248%	188%	200%

(a) Total return does not consider the effects of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

Prudential Income Builder Fund	79

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended April 30,		Three Months Ended October 31,		Year Ended July 31,
	2015(b)		2014(b)(f)		2014(b)	2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.89		$11.75		$11.52	$10.67	$10.28	$9.51	$8.48
Income (loss) from investment operations:
Net investment income	.19		.04		.02	.11	.14	.13	.16
Net realized and unrealized gain (loss) on investments	(.11)		.15		.89	.85	.39	.80	.89
Total from investment operations	.08		.19		.91	.96	.53	.93	1.05
Less Dividends and Distributions:
Dividends from net investment income	(.23)		(.05)		(.09)	(.11)	(.14)	(.16)	(.02)
Distributions from net realized gains	(1.76)		-		(.59)	-	-	-	-
Total dividends and distributions	(1.99)		(.05)		(.68)	(.11)	(.14)	(.16)	(.02)
Net asset value, end of period	$9.98		$11.89		$11.75	$11.52	$10.67	$10.28	$9.51
Total Return(a)	1.33%		1.60%		8.13%	9.07%	5.29%	9.48%	12.44%

Ratios/Supplemental Data:
Net assets, end of period (000)	$506		$393		$288	$167	$231	$232	$687
Average net assets (000)	$366		$347		$275	$196	$219	$669	$686
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.97%	(d)	1.25%	(d)	1.76%	1.77%	1.79%	1.77%	1.77%
Expense before waivers and/or expense reimbursement	1.91%	(d)	2.45%	(d)	2.01%	2.02%	2.04%	2.02%	2.02%
Net investment income	3.80%	(d)	1.45%	(d)	.19%	1.04%	1.39%	1.29%	1.76%
Portfolio turnover rate	34%	(e)	140%	(e)	478%	210%	248%	188%	200%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

80

Class X Shares
	Period Ended April 11,		Year Ended July 31,
	2014(b)(d)		2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.38		$10.54	$10.16	$9.41	$8.43
Income (loss) from investment operations:
Net investment income (loss)	(.03)		.06	.09	.08	.12
Net realized and unrealized gain on investments	.55		.84	.38	.79	.88
Total from investment operations	.52		.90	.47	.87	1.00
Less Dividends and Distributions:
Dividends from net investment income	(.04)		(.06)	(.09)	(.12)	(.02)
Distributions from net realized gains	(.59)		-	-	-	-
Total dividends and distributions	(.63)		(.06)	(.09)	(.12)	(.02)
Net asset value, end of period	$11.27		$11.38	$10.54	$10.16	$9.41
Total Return(a)	4.56%		8.57%	4.75%	9.31%	11.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3		$28	$93	$123	$769
Average net assets (000)	$15		$69	$108	$391	$863
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	2.24%	(f)	2.27%	2.29%	2.27%	2.27%
Expense before waivers and/or expense reimbursement	2.24%	(f)	2.27%	2.29%	2.27%	2.27%
Net investment income (loss)	(.35)%	(f)	.57%	.90%	.78%	1.26%
Portfolio turnover rate	478%	(e)	210%	248%	188%	200%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) As of April 11, 2014 the last conversion of Class X shares was completed. There are no shares outstanding and Class X shares are no longer being offered for sale.

(e) Calculated as of July 31, 2014.

(f) Annualized.

See Notes to Financial Statements.

Prudential Income Builder Fund	81

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended April 30,		Three Months Ended October 31,		Year Ended July 31,
	2015(b)		2014(b)(f)		2014(b)	2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.96		$11.85		$11.62	$10.75	$10.35	$9.57	$8.50
Income (loss) from investment operations:
Net investment income	.20		.06		.08	.17	.20	.19	.21
Net realized and unrealized gain (loss) on investments	(.10)		.15		.89	.87	.39	.79	.89
Total from investment operations	.10		.21		.97	1.04	.59	.98	1.10
Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.10)		(.15)	(.17)	(.19)	(.20)	(.03)
Distributions from net realized gains	(1.76)		-		(.59)	-	-	-	-
Total dividends and distributions	(2.01)		(.10)		(.74)	(.17)	(.19)	(.20)	(.03)
Net asset value, end of period	$10.05		$11.96		$11.85	$11.62	$10.75	$10.35	$9.57
Total Return(a)	1.57%		1.74%		8.59%	9.72%	5.85%	10.31%	12.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,980		$5,965		$5,287	$3,178	$3,717	$3,921	$2,877
Average net assets (000)	$21,333		$5,426		$4,306	$3,181	$4,379	$3,567	$3,031
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.49%	(d)	.77%	(d)	1.26%	1.27%	1.29%	1.27%	1.27%
Expense before waivers and/or expense reimbursement	1.12%	(d)	1.64%	(d)	1.26%	1.27%	1.29%	1.27%	1.27%
Net investment income	3.97%	(d)	1.87%	(d)	.69%	1.51%	1.90%	1.84%	2.26%
Portfolio turnover rate	34%	(e)	140%	(e)	478%	210%	248%	188%	200%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

82

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of Prudential Investment Portfolios 16, which is comprised of Prudential Defensive Equity Fund and Prudential Income Builder Fund approved the following proposal. Shareholders of both Funds voted together for purposes of the proposal.

Proposal: To elect twelve Trustees:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	15,187,450.989	98.375%	54.540%
WITHHELD	250,945.300	1.625%	0.901%

Kevin J. Bannon
FOR	15,164,701.151	98.228%	54.459%
WITHHELD	273,695.138	1.772%	0.982%

Linda W. Bynoe
FOR	15,192,615.580	98.408%	54.559%
WITHHELD	245,780.709	1.592%	0.882%

Keith F. Hartstein
FOR	15,165,114.424	98.230%	54.460%
WITHHELD	273,281.865	1.770%	0.981%

Michael S. Hyland
FOR	15,145,801.546	98.105%	54.391%
WITHHELD	292,594.743	1.895%	1.050%

Stephen P. Munn
FOR	15,158,448.225	98.187%	54.436%
WITHHELD	279,948.064	1.813%	1.005%

James E. Quinn
FOR	15,172,914.113	98.281%	54.488%
WITHHELD	265,482.176	1.719%	0.953%

Richard A. Redeker
FOR	15,144,841.498	98.099%	54.387%
WITHHELD	293,554.791	1.901%	1.054%

Stephen G. Stoneburn
FOR	15,138,379.548	98.057%	54.364%
WITHHELD	300,016.741	1.943%	1.077%

Grace C. Torres
FOR	15,185,459.877	98.362%	54.533%
WITHHELD	252,936.412	1.638%	0.908%

Prudential Income Builder Fund	83

Results of Proxy Voting

(Unaudited) continued

	SHARES VOTED	% VOTED	% OF T/O
Stuart S. Parker
FOR	15,165,114.424	98.230%	54.460%
WITHHELD	273,281.865	1.770%	0.981%

Scott E. Benjamin
FOR	15,161,091.251	98.204%	54.446%
WITHHELD	277,305.038	1.796%	0.995%

84

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Prudential Real Estate Investors	7 Giralda Farms Madison, NJ 07940

	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Income Builder Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL INCOME BUILDER FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PCGAX	PBCFX	PCCFX	PCLRX	PDCZX
CUSIP	74442X108	74442X207	74442X306	74442X405	74442X504

MFSP504E2    0278658-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL

DEFENSIVE EQUITY FUND

SEMIANNUAL REPORT • APRIL 30, 2015

Objective

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2015, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company. Quantitative Management Associates LLC (QMA) is a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

June 15, 2015

Dear Shareholder:

We hope you find the semiannual report for the Prudential Defensive Equity Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2015.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Defensive Equity Fund

Prudential Defensive Equity Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/15
	Six Months	One Year	Five Years	Ten Years
Class A	2.19%	8.99%	57.16%	88.64%
Class B	1.83	8.17	51.43	74.96
Class C	1.83	8.18	51.43	74.96
Class R	2.09	8.74	55.33	84.06
Class Z	2.37	9.32	59.23	93.32
S&P 500 Index	4.39	12.96	95.20	122.26
Russell 1000® Defensive Index	3.53	11.22	96.90	116.82
Lipper Large-Cap Core Funds Average	3.87	11.09	83.50	110.35

Average Annual Total Returns (With Sales Charges) as of 3/31/15
		One Year	Five Years	Ten Years
Class A		2.71%	8.26%	5.68%
Class B		2.87	8.54	5.49
Class C		6.87	8.68	5.49
Class R		8.44	9.22	6.03
Class Z		8.94	9.77	6.54
S&P 500 Index		12.71	14.45	8.00
Russell 1000 Defensive Index		12.12	14.59	7.82
Lipper Large-Cap Core Funds Average		10.55	12.97	7.30

Source: Prudential Investments LLC and Lipper, Inc.

2	Visit our website at www.prudentialfunds.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Year 1) 4% (Year 2) 3% (Year 3) 2% (Year 4) 1% (Years 5/6) 0% (Year 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	1%	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Russell 1000 Defensive Index

The Russell 1000 Defensive Index is unmanaged and measures the performance of the large-cap defensive segment of the US equity universe. It includes those Russell 1000 Index companies with relatively stable business conditions which are less sensitive to economic cycles, credit cycles, and market volatility based on their stability variables. Stability is measured in terms of volatility (price and earnings), leverage, and return on assets.

Lipper Large-Cap Core Funds Average

The Lipper Large-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share-growth value compared with the S&P 500 Index.

Prudential Defensive Equity Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/15
Apple, Inc., Technology Hardware, Storage & Peripherals	4.3%
Verizon Communications, Inc., Diversified Telecommunication Services	3.4
AT&T, Inc., Diversified Telecommunication Services	2.9
Microsoft Corp., Software	2.3
Johnson & Johnson, Pharmaceuticals	1.7

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/15
Pharmaceuticals	7.2%
Diversified Telecommunication Services	7.0
Oil, Gas & Consumable Fuels	6.0
Technology Hardware, Storage & Peripherals	5.3
Banks	4.3

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.prudentialfunds.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2014, at the beginning of the period, and held through the six-month period ended April 30, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of

Prudential Defensive Equity Fund	5

Fees and Expenses (continued)

Prudential Investments Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Defensive Equity Fund		Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,021.90	1.29%	$6.47
	Hypothetical	$1,000.00	$1,018.40	1.29%	$6.46

Class B	Actual	$1,000.00	$1,018.30	2.04%	$10.21
	Hypothetical	$1,000.00	$1,014.68	2.04%	$10.19

Class C	Actual	$1,000.00	$1,018.30	2.04%	$10.21
	Hypothetical	$1,000.00	$1,014.68	2.04%	$10.19

Class R	Actual	$1,000.00	$1,020.90	1.54%	$7.72
	Hypothetical	$1,000.00	$1,017.16	1.54%	$7.70

Class Z	Actual	$1,000.00	$1,023.70	1.04%	$5.22
	Hypothetical	$1,000.00	$1,019.64	1.04%	$5.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2015, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6	Visit our website at www.prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended April 30, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.34%	1.29%
B	2.04	2.04
C	2.04	2.04
R	1.79	1.54
Z	1.04	1.04

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Defensive Equity Fund	7

Portfolio of Investments

as of April 30, 2015 (Unaudited)

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 95.5%

COMMON STOCKS 95.5%

Aerospace & Defense 1.7%
Boeing Co. (The)	5,850	$838,539
General Dynamics Corp.	2,820	387,243
Honeywell International, Inc.	6,990	705,431
L-3 Communications Holdings, Inc.	740	85,033
Lockheed Martin Corp.	2,400	447,840
Northrop Grumman Corp.	1,780	274,191
Precision Castparts Corp.	1,270	262,496
Raytheon Co.	2,750	286,000
Rockwell Collins, Inc.	1,200	116,796
Textron, Inc.	2,500	109,950
United Technologies Corp.	7,380	839,475

		4,352,994

Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.	1,300	83,707
Expeditors International of Washington, Inc.	1,700	77,911
FedEx Corp.	2,360	400,185
United Parcel Service, Inc. (Class B Stock)	6,200	623,286

		1,185,089

Airlines 0.3%
American Airlines Group, Inc.	6,400	309,024
Delta Air Lines, Inc.	7,300	325,872
Southwest Airlines Co.	6,000	243,360

		878,256

Auto Components 0.2%
BorgWarner, Inc.	1,260	74,592
Delphi Automotive PLC (United Kingdom)	1,600	132,800
Goodyear Tire & Rubber Co. (The)	1,400	39,711
Johnson Controls, Inc.	3,600	181,368

		428,471

Automobiles 0.3%
Ford Motor Co.	21,400	338,120
General Motors Co.	7,300	255,938
Harley-Davidson, Inc.	1,100	61,831

		655,889

See Notes to Financial Statements.

Prudential Defensive Equity Fund	9

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks 4.3%
Bank of America Corp.	104,800	$1,669,464
BB&T Corp.	7,200	275,688
Citigroup, Inc.	30,200	1,610,264
Comerica, Inc.	1,800	85,338
Fifth Third Bancorp	8,300	166,000
Huntington Bancshares, Inc.	8,400	91,224
JPMorgan Chase & Co.	37,100	2,346,946
KeyCorp	8,800	127,160
M&T Bank Corp.	1,360	162,751
PNC Financial Services Group, Inc. (The)	5,200	476,996
Regions Financial Corp.	13,700	134,671
SunTrust Banks, Inc.	5,300	219,950
U.S. Bancorp	17,800	763,086
Wells Fargo & Co.	46,700	2,573,170
Zions Bancorporation	2,100	59,504

		10,762,212

Beverages 2.2%
Brown-Forman Corp. (Class B Stock)	2,200	198,506
Coca-Cola Co. (The)	55,800	2,263,248
Coca-Cola Enterprises, Inc.	3,100	137,671
Constellation Brands, Inc. (Class A Stock)*	2,390	277,097
Dr. Pepper Snapple Group, Inc.	2,800	208,824
Molson Coors Brewing Co. (Class B Stock)	2,300	169,073
Monster Beverage Corp.*	2,080	285,189
PepsiCo, Inc.	21,070	2,004,178

		5,543,786

Biotechnology 3.4%
Alexion Pharmaceuticals, Inc.*	3,150	533,075
Amgen, Inc.	11,820	1,866,496
Biogen, Inc.*	3,660	1,368,584
Celgene Corp.*	12,470	1,347,508
Gilead Sciences, Inc.*	23,240	2,335,852
Regeneron Pharmaceuticals, Inc.*	1,150	526,079
Vertex Pharmaceuticals, Inc.*	3,770	464,766

		8,442,360

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Building Products 0.1%
Allegion PLC	866	$52,956
Masco Corp.	3,100	82,119

		135,075

Capital Markets 1.7%
Affiliated Managers Group, Inc.*	570	128,894
Ameriprise Financial, Inc.	1,850	231,768
Bank of New York Mellon Corp. (The)	11,200	474,208
BlackRock, Inc.	1,280	465,843
Charles Schwab Corp. (The)	11,600	353,800
E*TRADE Financial Corp.*	3,000	86,370
Franklin Resources, Inc.	3,990	205,725
Goldman Sachs Group, Inc. (The)	4,050	795,501
Invesco Ltd.	4,300	178,106
Legg Mason, Inc.	1,100	57,915
Morgan Stanley	15,400	574,574
Northern Trust Corp.	2,200	160,930
State Street Corp.	4,200	323,904
T. Rowe Price Group, Inc.	2,700	219,186

		4,256,724

Chemicals 1.3%
Air Products & Chemicals, Inc.	1,410	202,236
Airgas, Inc.	490	49,627
CF Industries Holdings, Inc.	350	100,615
Dow Chemical Co. (The)	7,900	402,900
E.I. du Pont de Nemours & Co.	6,600	483,120
Eastman Chemical Co.	1,100	83,842
Ecolab, Inc.	1,970	220,601
FMC Corp.	1,000	59,310
International Flavors & Fragrances, Inc.	590	67,703
LyondellBasell Industries NV (Class A Stock)	2,910	301,243
Monsanto Co.	3,520	401,139
Mosaic Co. (The)	2,200	96,800
PPG Industries, Inc.	1,000	221,560
Praxair, Inc.	2,110	257,272
Sherwin-Williams Co. (The)	590	164,020
Sigma-Aldrich Corp.	870	120,860

		3,232,848

See Notes to Financial Statements.

Prudential Defensive Equity Fund	11

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies 0.3%
ADT Corp. (The)	1,500	$56,400
Cintas Corp.	900	71,955
Pitney Bowes, Inc.	1,800	40,266
Republic Services, Inc.	2,200	89,386
Stericycle, Inc.*	760	101,407
Tyco International PLC	3,700	145,706
Waste Management, Inc.	3,800	188,214

		693,334

Communications Equipment 1.7%
Cisco Systems, Inc.	74,900	2,159,367
F5 Networks, Inc.*	1,060	129,341
Harris Corp.	1,500	120,360
Juniper Networks, Inc.	5,300	140,079
Motorola Solutions, Inc.	2,800	167,300
QUALCOMM, Inc.	24,200	1,645,600

		4,362,047

Construction & Engineering 0.1%
Fluor Corp.	1,300	78,182
Jacobs Engineering Group, Inc.*	1,100	47,146
Quanta Services, Inc.*	1,800	52,038

		177,366

Construction Materials 0.1%
Martin Marietta Materials, Inc.	450	64,193
Vulcan Materials Co.	1,000	85,520

		149,713

Consumer Finance 0.6%
American Express Co.	8,800	681,560
Capital One Financial Corp.	5,500	444,675
Discover Financial Services	4,500	260,865
Navient Corp.	4,100	80,114

		1,467,214

Containers & Packaging 0.1%
Avery Dennison Corp.	700	38,913
Ball Corp.	1,000	73,410
MeadWestvaco Corp.	1,200	58,560

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Containers & Packaging (cont’d.)
Owens-Illinois, Inc.*	1,100	$26,301
Sealed Air Corp.	1,500	68,400

		265,584

Distributors
Genuine Parts Co.	820	73,677

Diversified Consumer Services
H&R Block, Inc.	1,500	45,360

Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	18,160	2,564,374
CME Group, Inc.	3,200	290,912
Intercontinental Exchange, Inc.	1,136	255,066
Leucadia National Corp.	3,300	78,441
McGraw-Hill Financial, Inc.	2,760	287,868
Moody’s Corp.	1,810	194,611
NASDAQ OMX Group, Inc. (The)	1,200	58,356

		3,729,628

Diversified Telecommunication Services 7.0%
AT&T, Inc.	209,000	7,239,760
CenturyLink, Inc.	22,800	819,888
Frontier Communications Corp.	40,300	276,458
Level 3 Communications, Inc.*	11,500	643,310
Verizon Communications, Inc.	167,400	8,443,656
Windstream Holdings, Inc.	4,033	47,109

		17,470,181

Electric Utilities 4.3%
American Electric Power Co., Inc.	16,600	944,042
Duke Energy Corp.	23,900	1,853,923
Edison International	11,000	670,340
Entergy Corp.	6,100	470,798
Eversource Energy	10,700	521,732
Exelon Corp.	29,000	986,580
FirstEnergy Corp.	14,200	509,922
NextEra Energy, Inc.	15,000	1,513,950
Pepco Holdings, Inc.	8,500	220,830
Pinnacle West Capital Corp.	3,700	226,440

See Notes to Financial Statements.

Prudential Defensive Equity Fund	13

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
PPL Corp.	22,500	$765,675
Southern Co. (The)	30,800	1,364,440
Xcel Energy, Inc.	17,100	579,861

		10,628,533

Electrical Equipment 0.4%
AMETEK, Inc.	2,100	110,082
Eaton Corp. PLC	4,200	288,666
Emerson Electric Co.	6,100	358,863
Rockwell Automation, Inc.	1,210	143,506

		901,117

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. (Class A Stock)	4,540	251,380
Corning, Inc.	18,600	389,298
FLIR Systems, Inc.	2,000	61,780
TE Connectivity Ltd. (Switzerland)	6,000	399,300

		1,101,758

Energy Equipment & Services 1.2%
Baker Hughes, Inc.	5,000	342,300
Cameron International Corp.*	2,200	120,604
Diamond Offshore Drilling, Inc.	700	23,429
Ensco PLC (Class A Stock)	2,600	70,928
FMC Technologies, Inc.*	2,600	114,660
Halliburton Co.	9,700	474,815
Helmerich & Payne, Inc.	1,270	99,022
National Oilwell Varco, Inc.	4,700	255,727
Noble Corp. PLC	2,700	46,737
Schlumberger Ltd.	14,590	1,380,360
Transocean Ltd.	3,800	71,516

		3,000,098

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	6,260	895,493
CVS Health Corp.	15,990	1,587,647
Kroger Co. (The)	7,000	482,370
Sysco Corp.	8,400	311,052
Wal-Mart Stores, Inc.	22,500	1,756,125
Walgreens Boots Alliance, Inc.	12,400	1,028,332

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
Whole Foods Market, Inc.	5,100	$243,576

		6,304,595

Food Products 1.7%
Archer-Daniels-Midland Co.	9,000	439,920
Campbell Soup Co.	2,500	111,775
ConAgra Foods, Inc.	6,000	216,900
General Mills, Inc.	8,600	475,924
Hershey Co. (The)	2,100	193,032
Hormel Foods Corp.	1,900	103,265
J.M. Smucker Co. (The)	1,450	168,084
Kellogg Co.	3,600	227,988
Keurig Green Mountain, Inc.	1,730	201,320
Kraft Foods Group, Inc.	8,400	711,900
McCormick & Co., Inc.	1,800	135,540
Mead Johnson Nutrition Co.	2,880	276,250
Mondelez International, Inc. (Class A Stock)	23,400	897,858
Tyson Foods, Inc. (Class A Stock)	4,100	161,950

		4,321,706

Gas Utilities 0.1%
AGL Resources, Inc.	4,000	201,080

Health Care Equipment & Supplies 2.5%
Abbott Laboratories	23,500	1,090,870
Baxter International, Inc.	8,500	584,290
Becton, Dickinson and Co.	3,255	458,532
Boston Scientific Corp.*	20,700	368,874
C.R. Bard, Inc.	1,160	193,233
DENTSPLY International, Inc.	2,200	112,200
Edwards Lifesciences Corp.*	1,680	212,772
Intuitive Surgical, Inc.*	570	282,709
Medtronic PLC	22,188	1,651,896
St. Jude Medical, Inc.	4,400	308,220
Stryker Corp.	4,700	433,528
Varian Medical Systems, Inc.*	1,600	142,160
Zimmer Holdings, Inc.	2,650	291,076

		6,130,360

See Notes to Financial Statements.

Prudential Defensive Equity Fund	15

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services 3.1%
Aetna, Inc.	5,480	$585,648
AmerisourceBergen Corp.	3,250	371,475
Anthem, Inc.	4,160	627,869
Cardinal Health, Inc.	5,200	438,568
Cigna Corp.	4,030	502,299
DaVita HealthCare Partners, Inc.*	2,680	217,348
Express Scripts Holding Co.*	11,300	976,320
HCA Holdings, Inc.*	4,600	340,446
Henry Schein, Inc.*	1,310	179,601
Humana, Inc.	2,330	385,848
Laboratory Corp. of America Holdings*	1,570	187,709
McKesson Corp.	3,630	810,942
Patterson Cos., Inc.	1,300	61,041
Quest Diagnostics, Inc.	2,300	164,266
Tenet Healthcare Corp.*	1,500	71,790
UnitedHealth Group, Inc.	14,860	1,655,404
Universal Health Services, Inc. (Class B Stock)	1,420	166,069

		7,742,643

Health Care Technology 0.1%
Cerner Corp.*	4,800	344,688

Hotels, Restaurants & Leisure 0.7%
Carnival Corp.	2,400	105,528
Chipotle Mexican Grill, Inc.*	170	105,628
Darden Restaurants, Inc.	700	44,639
Marriott International, Inc. (Class A Stock)	1,100	88,055
McDonald’s Corp.	5,230	504,956
Royal Caribbean Cruises Ltd.	900	61,254
Starbucks Corp.	8,200	406,556
Starwood Hotels & Resorts Worldwide, Inc.	900	77,355
Wyndham Worldwide Corp.	700	59,780
Wynn Resorts Ltd.	440	48,871
Yum! Brands, Inc.	2,400	206,304

		1,708,926

Household Durables 0.2%
D.R. Horton, Inc.	1,800	45,720
Garmin Ltd.	600	27,114
Harman International Industries, Inc.	380	49,544

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Household Durables (cont’d.)
Leggett & Platt, Inc.	700	$29,729
Lennar Corp. (Class A Stock)	1,000	45,800
Mohawk Industries, Inc.*	340	58,990
Newell Rubbermaid, Inc.	1,400	53,382
PulteGroup, Inc.	1,700	32,810
Whirlpool Corp.	430	75,508

		418,597

Household Products 1.9%
Clorox Co. (The)	1,870	198,407
Colgate-Palmolive Co.	12,100	814,088
Kimberly-Clark Corp.	5,200	570,388
Procter & Gamble Co. (The)	38,400	3,053,184

		4,636,067

Independent Power & Renewable Electricity Producers 0.2%
AES Corp. (The)	21,800	288,850
NRG Energy, Inc.	11,400	287,736

		576,586

Industrial Conglomerates 1.6%
3M Co.	5,670	886,731
Danaher Corp.	5,500	450,340
General Electric Co.	89,800	2,431,784
Roper Technologies, Inc.	900	151,353

		3,920,208

Insurance 1.8%
ACE Ltd.	3,290	351,997
Aflac, Inc.	4,400	277,376
Allstate Corp. (The)	4,200	292,572
American International Group, Inc.	13,700	771,173
Aon PLC	2,820	271,369
Assurant, Inc.	800	49,168
Chubb Corp. (The)	2,340	230,139
Cincinnati Financial Corp.	1,500	75,960
Genworth Financial, Inc. (Class A Stock)*	5,500	48,345
Hartford Financial Services Group, Inc. (The)	4,300	175,311
Lincoln National Corp.	2,600	146,874
Loews Corp.	3,000	124,920

See Notes to Financial Statements.

Prudential Defensive Equity Fund	17

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
Marsh & McLennan Cos., Inc.	5,400	$303,264
MetLife, Inc.	11,200	574,448
Principal Financial Group, Inc.	2,800	143,136
Progressive Corp. (The)	5,400	143,964
Torchmark Corp.	1,300	72,943
Travelers Cos., Inc. (The)	3,240	327,596
Unum Group	2,600	88,816
XL Group PLC (Ireland)	2,600	96,408

		4,565,779

Internet & Catalog Retail 0.6%
Amazon.com, Inc.*	2,070	873,085
Expedia, Inc.	600	56,538
Netflix, Inc.*	330	183,645
Priceline Group, Inc. (The)*	290	358,965
TripAdvisor, Inc.*	590	47,489

		1,519,722

Internet Software & Services 3.6%
Akamai Technologies, Inc.*	2,600	191,828
eBay, Inc.*	16,200	943,812
Equinix, Inc.	830	212,422
Facebook, Inc. (Class A Stock)*	30,800	2,426,116
Google, Inc. (Class A Stock)*	4,200	2,304,834
Google, Inc. (Class C Stock)*	4,222	2,268,422
VeriSign, Inc.*	1,500	95,265
Yahoo!, Inc.*	12,800	544,832

		8,987,531

IT Services 3.7%
Accenture PLC (Class A Stock)	9,200	852,380
Alliance Data Systems Corp.*	930	276,498
Automatic Data Processing, Inc.	7,000	591,780
Cognizant Technology Solutions Corp. (Class A Stock)*	8,920	522,177
Computer Sciences Corp.	2,100	135,345
Fidelity National Information Services, Inc.	4,200	262,458
Fiserv, Inc.*	3,560	276,256
International Business Machines Corp.	13,500	2,312,415
MasterCard, Inc. (Class A Stock)	14,400	1,299,024
Paychex, Inc.	4,800	232,272

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

IT Services (cont’d.)
Teradata Corp.*	2,100	$92,379
Total System Services, Inc.	2,400	94,944
Visa, Inc. (Class A Stock)	28,460	1,879,783
Western Union Co. (The)	7,600	154,128
Xerox Corp.	15,300	175,950

		9,157,789

Leisure Products
Hasbro, Inc.	600	42,474
Mattel, Inc.	1,800	50,688

		93,162

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	5,200	215,124
PerkinElmer, Inc.	1,800	92,268
Thermo Fisher Scientific, Inc.	6,180	776,702
Waters Corp.*	1,300	162,747

		1,246,841

Machinery 1.0%
Caterpillar, Inc.	5,380	467,414
Cummins, Inc.	1,510	208,773
Deere & Co.	3,000	271,560
Dover Corp.	1,500	113,580
Flowserve Corp.	1,200	70,236
Illinois Tool Works, Inc.	3,100	290,098
Ingersoll-Rand PLC	2,400	158,016
Joy Global, Inc.	800	34,112
PACCAR, Inc.	3,200	209,120
Pall Corp.	950	92,454
Parker Hannifin Corp.	1,270	151,587
Pentair PLC (United Kingdom)	1,600	99,440
Snap-on, Inc.	520	77,766
Stanley Black & Decker, Inc.	1,400	138,180
Xylem, Inc.	1,600	59,232

		2,441,568

Media 1.4%
Cablevision Systems Corp. (Class A Stock)	1,100	21,978
CBS Corp. (Class B Stock)	2,500	155,325

See Notes to Financial Statements.

Prudential Defensive Equity Fund	19

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Media (cont’d.)
Comcast Corp. (Class A Stock)	13,800	$797,088
DIRECTV*	2,700	244,903
Discovery Communications, Inc. (Class A Stock)*	800	25,888
Discovery Communications, Inc. (Class C Stock)*	1,400	42,322
Gannett Co., Inc.	1,200	41,184
Interpublic Group of Cos., Inc. (The)	2,200	45,848
News Corp. (Class A Stock)*	2,650	41,817
Omnicom Group, Inc.	1,400	106,064
Scripps Networks Interactive, Inc. (Class A Stock)	500	34,930
Time Warner Cable, Inc.	1,530	237,946
Time Warner, Inc.	4,500	379,845
Twenty-First Century Fox, Inc. (Class A Stock)	9,900	337,392
Viacom, Inc. (Class B Stock)	2,000	138,900
Walt Disney Co. (The)	8,490	923,033

		3,574,463

Metals & Mining 0.2%
Alcoa, Inc.	8,900	119,438
Allegheny Technologies, Inc.	700	23,793
Freeport-McMoRan, Inc.	7,500	174,525
Newmont Mining Corp.	3,600	95,364
Nucor Corp.	2,300	112,378

		525,498

Multiline Retail 0.3%
Dollar General Corp.	1,700	123,607
Dollar Tree, Inc.*	1,100	84,051
Family Dollar Stores, Inc.	500	39,070
Kohl’s Corp.	1,100	78,815
Macy’s, Inc.	1,900	122,797
Nordstrom, Inc.	800	60,448
Target Corp.	3,500	275,905

		784,693

Multi-Utilities 2.9%
Ameren Corp.	8,200	335,708
CenterPoint Energy, Inc.	14,500	304,065
CMS Energy Corp.	9,300	315,549
Consolidated Edison, Inc.	9,900	609,345
Dominion Resources, Inc.	19,900	1,426,432

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
DTE Energy Co.	6,000	$477,780
Integrys Energy Group, Inc.	2,700	197,370
NiSource, Inc.	10,700	464,594
PG&E Corp.	16,100	852,012
Public Service Enterprise Group, Inc.	17,100	710,334
SCANA Corp.	4,800	254,304
Sempra Energy	7,830	831,311
TECO Energy, Inc.	7,900	149,705
Wisconsin Energy Corp.	7,600	373,312

		7,301,821

Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp.	5,830	548,603
Apache Corp.	4,300	294,120
Cabot Oil & Gas Corp.	4,700	158,954
Chesapeake Energy Corp.	5,900	93,043
Chevron Corp.	21,440	2,381,126
Cimarex Energy Co.	1,000	124,400
ConocoPhillips	14,000	950,880
CONSOL Energy, Inc.	2,600	84,448
Devon Energy Corp.	4,400	300,124
EOG Resources, Inc.	6,230	616,459
EQT Corp.	1,770	159,194
Exxon Mobil Corp.	47,820	4,178,034
Hess Corp.	2,730	209,937
Kinder Morgan, Inc.	19,400	833,230
Marathon Oil Corp.	7,600	236,360
Marathon Petroleum Corp.	3,120	307,538
Murphy Oil Corp.	1,900	90,459
Newfield Exploration Co.*	1,800	70,632
Noble Energy, Inc.	4,400	223,168
Occidental Petroleum Corp.	8,800	704,880
ONEOK, Inc.	2,400	115,440
Phillips 66	6,200	491,722
Pioneer Natural Resources Co.	1,700	293,726
QEP Resources, Inc.	1,800	40,500
Range Resources Corp.	1,900	120,764
Southwestern Energy Co.*	4,300	120,529
Spectra Energy Corp.	7,600	283,100
Tesoro Corp.	1,400	120,162

See Notes to Financial Statements.

Prudential Defensive Equity Fund	21

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Valero Energy Corp.	5,900	$335,710
Williams Cos., Inc. (The)	7,700	394,163

		14,881,405

Paper & Forest Products 0.1%
International Paper Co.	3,100	166,532

Personal Products 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,200	260,128

Pharmaceuticals 7.2%
AbbVie, Inc.	24,800	1,603,568
Actavis PLC*	6,088	1,722,052
Bristol-Myers Squibb Co.	25,900	1,650,607
Eli Lilly & Co.	15,200	1,092,424
Endo International PLC*	2,800	235,382
Hospira, Inc.*	2,700	235,683
Johnson & Johnson	43,320	4,297,344
Mallinckrodt PLC*	1,820	205,987
Merck & Co., Inc.	44,200	2,632,552
Mylan NV*	6,300	455,238
Perrigo Co. PLC	2,200	403,216
Pfizer, Inc.	95,400	3,236,922
Zoetis, Inc.	7,800	346,476

		18,117,451

Professional Services 0.1%
Dun & Bradstreet Corp. (The)	320	40,854
Equifax, Inc.	1,100	106,623
Nielsen NV	2,800	125,832
Robert Half International, Inc.	1,200	66,540

		339,849

Real Estate Investment Trusts (REITs) 1.9%
American Tower Corp.	4,310	407,424
Apartment Investment & Management Co. (Class A Stock)	1,600	60,368
AvalonBay Communities, Inc.	1,340	220,216
Boston Properties, Inc.	1,560	206,404
Communications Sales & Leasing, Inc.*	4,840	145,587
Crown Castle International Corp.	3,400	284,002

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Equity Residential	3,700	$273,282
Essex Property Trust, Inc.	670	148,706
General Growth Properties, Inc.	6,300	172,620
HCP, Inc.	4,700	189,363
Health Care REIT, Inc.	3,500	252,070
Host Hotels & Resorts, Inc.	7,700	155,078
Iron Mountain, Inc.	1,938	66,842
Kimco Realty Corp.	4,200	101,220
Macerich Co. (The)	1,500	122,640
Plum Creek Timber Co., Inc.	1,800	75,960
Prologis, Inc.	5,200	209,040
Public Storage	1,470	276,228
Simon Property Group, Inc.	3,120	566,249
SL Green Realty Corp.	1,020	124,807
Ventas, Inc.	3,400	234,260
Vornado Realty Trust	1,780	184,212
Weyerhaeuser Co.	5,300	167,003

		4,643,581

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	2,900	111,186

Road & Rail 0.6%
CSX Corp.	8,800	317,592
Kansas City Southern	990	101,465
Norfolk Southern Corp.	2,750	277,338
Ryder System, Inc.	500	47,680
Union Pacific Corp.	7,870	836,030

		1,580,105

Semiconductors & Semiconductor Equipment 2.6%
Altera Corp.	4,400	183,392
Analog Devices, Inc.	4,600	284,464
Applied Materials, Inc.	18,000	356,220
Avago Technologies Ltd. (Singapore)	3,770	440,638
Broadcom Corp. (Class A Stock)	8,000	353,640
First Solar, Inc.*	1,100	65,637
Intel Corp.	69,500	2,262,225
KLA-Tencor Corp.	2,400	141,120
Lam Research Corp.	2,300	173,834

See Notes to Financial Statements.

Prudential Defensive Equity Fund	23

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Linear Technology Corp.	3,500	$161,455
Microchip Technology, Inc.	2,900	138,200
Micron Technology, Inc.*	15,800	444,454
NVIDIA Corp.	7,500	166,462
Skyworks Solutions, Inc.	2,800	258,300
Texas Instruments, Inc.	15,400	834,834
Xilinx, Inc.	3,800	164,768

		6,429,643

Software 4.3%
Adobe Systems, Inc.*	7,000	532,420
Autodesk, Inc.*	3,300	187,539
CA, Inc.	4,600	146,142
Citrix Systems, Inc.*	2,300	154,468
Electronic Arts, Inc.*	4,600	267,214
Intuit, Inc.	4,100	411,353
Microsoft Corp.	120,500	5,861,120
Oracle Corp.	47,100	2,054,502
Red Hat, Inc.*	2,700	203,202
salesforce.com, Inc.*	8,900	648,098
Symantec Corp.	10,000	249,250

		10,715,308

Specialty Retail 0.9%
AutoNation, Inc.*	400	24,620
AutoZone, Inc.*	180	121,079
Bed Bath & Beyond, Inc.*	1,000	70,460
Best Buy Co., Inc.	1,500	51,975
CarMax, Inc.*	1,100	74,921
GameStop Corp. (Class A Stock)	600	23,124
Gap, Inc. (The)	1,400	55,496
Home Depot, Inc. (The)	7,160	765,977
L Brands, Inc.	1,400	125,104
Lowe’s Cos., Inc.	5,300	364,958
O’Reilly Automotive, Inc.*	560	121,985
Ross Stores, Inc.	1,130	111,734
Staples, Inc.	3,400	55,488
Tiffany & Co.	640	55,987
TJX Cos., Inc. (The)	3,700	238,798
Tractor Supply Co.	800	68,848

See Notes to Financial Statements.

24

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Urban Outfitters, Inc.*	500	$20,020

		2,350,574

Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	85,540	10,705,331
EMC Corp.	29,100	783,081
Hewlett-Packard Co.	26,600	877,002
NetApp, Inc.	4,500	163,125
SanDisk Corp.	3,180	212,869
Seagate Technology PLC	4,800	281,856
Western Digital Corp.	3,170	309,836

		13,333,100

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	1,500	57,315
Fossil Group, Inc.*	300	25,194
Hanesbrands, Inc.	2,100	65,268
Michael Kors Holdings Ltd.*	1,100	68,046
NIKE, Inc. (Class B Stock)	3,800	375,592
PVH Corp.	450	46,507
Ralph Lauren Corp.	330	44,025
Under Armour, Inc. (Class A Stock)*	900	69,795
VF Corp.	1,820	131,823

		883,565

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	5,100	47,430
People’s United Financial, Inc.	3,300	49,863

		97,293

Tobacco 1.6%
Altria Group, Inc.	28,000	1,401,400
Lorillard, Inc.	5,100	356,286
Philip Morris International, Inc.	22,000	1,836,340
Reynolds American, Inc.	4,400	322,520

		3,916,546

Trading Companies & Distributors 0.1%
Fastenal Co.	2,400	102,288
United Rentals, Inc.*	850	82,093

See Notes to Financial Statements.

Prudential Defensive Equity Fund	25

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Trading Companies & Distributors (cont’d.)
W.W. Grainger, Inc.	540	$134,152

		318,533

TOTAL COMMON STOCKS (cost $189,749,365)		238,588,436

RIGHTS*

Food & Staples Retailing
Safeway Casa Ley, expiring 01/30/19, CVR	2,400	354
Safeway PDC, expiring 01/30/17, CVR	2,400	102

TOTAL RIGHTS (cost $2,553)		456

TOTAL LONG-TERM INVESTMENTS (cost $189,751,918)		238,588,892

SHORT-TERM INVESTMENTS 4.6%

AFFILIATED MONEY MARKET MUTUAL FUND 4.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,802,423) (Note 3)(c)	10,802,423	10,802,423

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(a)(b) 0.3%
U.S. Treasury Bills (cost $799,537)	0.150%	09/17/15	800	799,930

TOTAL SHORT-TERM INVESTMENTS (cost $11,601,960)				11,602,353

TOTAL INVESTMENTS 100.1% (cost $201,353,878; Note 5)				250,191,245
Liabilities in excess of other assets(d) (0.1)%				(301,570)

NET ASSETS 100.0%				$249,889,675

The following abbreviations are used in the portfolio descriptions:

CVR—Contingent Value Rights

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

See Notes to Financial Statements.

26

(b)	Rates shown reflect yield to maturity at purchase date.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at April 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2015	Unrealized Appreciation(1)
	Long Positions:
76	S&P 500 E-Mini	Jun. 2015	$7,858,515	$7,899,820	$41,305
5	S&P 500 Index	Jun. 2015	2,585,625	2,598,625	13,000

					$54,305

(1)	U.S. Treasury obligations with a combined market value of $799,930 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at April 30, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,352,994	$—	$—
Air Freight & Logistics	1,185,089	—	—
Airlines	878,256	—	—
Auto Components	428,471	—	—
Automobiles	655,889	—	—
Banks	10,762,212	—	—

See Notes to Financial Statements.

Prudential Defensive Equity Fund	27

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

	Level 1	Level 2	Level 3
Common Stocks (continued):
Beverages	$5,543,786	$—	$—
Biotechnology	8,442,360	—	—
Building Products	135,075	—	—
Capital Markets	4,256,724	—	—
Chemicals	3,232,848	—	—
Commercial Services & Supplies	693,334	—	—
Communications Equipment	4,362,047	—	—
Construction & Engineering	177,366	—	—
Construction Materials	149,713	—	—
Consumer Finance	1,467,214	—	—
Containers & Packaging	265,584	—	—
Distributors	73,677	—	—
Diversified Consumer Services	45,360	—	—
Diversified Financial Services	3,729,628	—	—
Diversified Telecommunication Services	17,470,181	—	—
Electric Utilities	10,628,533	—	—
Electrical Equipment	901,117	—	—
Electronic Equipment, Instruments & Components	1,101,758	—	—
Energy Equipment & Services	3,000,098	—	—
Food & Staples Retailing	6,304,595	—	—
Food Products	4,321,706	—	—
Gas Utilities	201,080	—	—
Health Care Equipment & Supplies	6,130,360	—	—
Health Care Providers & Services	7,742,643	—	—
Health Care Technology	344,688	—	—
Hotels, Restaurants & Leisure	1,708,926	—	—
Household Durables	418,597	—	—
Household Products	4,636,067	—	—
Independent Power & Renewable Electricity Producers	576,586	—	—
Industrial Conglomerates	3,920,208	—	—
Insurance	4,565,779	—	—
Internet & Catalog Retail	1,519,722	—	—
Internet Software & Services	8,987,531	—	—
IT Services	9,157,789	—	—
Leisure Products	93,162	—	—
Life Sciences Tools & Services	1,246,841	—	—
Machinery	2,441,568	—	—
Media	3,574,463	—	—
Metals & Mining	525,498	—	—
Multiline Retail	784,693	—	—
Multi-Utilities	7,301,821	—	—
Oil, Gas & Consumable Fuels	14,881,405	—	—

See Notes to Financial Statements.

28

	Level 1	Level 2	Level 3
Common Stocks (continued):
Paper & Forest Products	$166,532	$—	$—
Personal Products	260,128	—	—
Pharmaceuticals	18,117,451	—	—
Professional Services	339,849	—	—
Real Estate Investment Trusts (REITs)	4,643,581	—	—
Real Estate Management & Development	111,186	—	—
Road & Rail	1,580,105	—	—
Semiconductors & Semiconductor Equipment	6,429,643	—	—
Software	10,715,308	—	—
Specialty Retail	2,350,574	—	—
Technology Hardware, Storage & Peripherals	13,333,100	—	—
Textiles, Apparel & Luxury Goods	883,565	—	—
Thrifts & Mortgage Finance	97,293	—	—
Tobacco	3,916,546	—	—
Trading Companies & Distributors	318,533	—	—
Rights
Food & Staples Retailing	—	—	456
Affiliated Money Market Mutual Fund	10,802,423	—	—
U.S. Treasury Obligation	—	799,930	—
Other Financial Instruments*
Futures Contracts	54,305	—	—

Total	$249,445,164	$799,930	$456

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2015 was as follows:

Pharmaceuticals	7.2%
Diversified Telecommunication Services	7.0
Oil, Gas & Consumable Fuels	6.0
Technology Hardware, Storage & Peripherals	5.3
Affiliated Money Market Mutual Fund	4.3
Banks	4.3
Software	4.3
Electric Utilities	4.3
IT Services	3.7
Internet Software & Services	3.6
Biotechnology	3.4
Health Care Providers & Services	3.1
Multi-Utilities	2.9%
Semiconductors & Semiconductor Equipment	2.6
Food & Staples Retailing	2.5
Health Care Equipment & Supplies	2.5
Beverages	2.2
Real Estate Investment Trusts (REITs)	1.9
Household Products	1.9
Insurance	1.8
Communications Equipment	1.7
Aerospace & Defense	1.7
Food Products	1.7
Capital Markets	1.7

See Notes to Financial Statements.

Prudential Defensive Equity Fund	29

Portfolio of Investments

as of April 30, 2015 (Unaudited) continued

Industrial Conglomerates	1.6%
Tobacco	1.6
Diversified Financial Services	1.5
Media	1.4
Chemicals	1.3
Energy Equipment & Services	1.2
Machinery	1.0
Specialty Retail	0.9
Hotels, Restaurants & Leisure	0.7
Road & Rail	0.6
Internet & Catalog Retail	0.6
Consumer Finance	0.6
Life Sciences Tools & Services	0.5
Air Freight & Logistics	0.5
Electronic Equipment, Instruments & Components	0.4
Electrical Equipment	0.4
Textiles, Apparel & Luxury Goods	0.4
Airlines	0.3
U.S. Treasury Obligation	0.3
Multiline Retail	0.3
Commercial Services & Supplies	0.3%
Automobiles	0.3
Independent Power & Renewable Electricity Producers	0.2
Metals & Mining	0.2
Auto Components	0.2
Household Durables	0.2
Health Care Technology	0.1
Professional Services	0.1
Trading Companies & Distributors	0.1
Containers & Packaging	0.1
Personal Products	0.1
Gas Utilities	0.1
Construction & Engineering	0.1
Paper & Forest Products	0.1
Construction Materials	0.1
Building Products	0.1

100.1
Liabilities in excess of other assets	(0.1)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments is equity risk.

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker—variation margin futures	$54,305	*	—	$—
Equity contracts	Unaffiliated Investments	456		—	—

Total		$54,761			$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

30

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$1,017,203

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Total
Equity contracts	$—	$(622,365)	$(622,365)
Equity contracts	(2,097)	—	(2,097)

Total	$(2,097)	$(622,365)	$(624,462)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2015, the Fund’s average value at trade date for futures long position was $10,410,905.

See Notes to Financial Statements.

Prudential Defensive Equity Fund	31

Statement of Assets & Liabilities

as of April 30, 2015 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $190,551,455)	$239,388,822
Affiliated investments (cost $10,802,423)	10,802,423
Dividends receivable	338,583
Receivable for Fund shares sold	112,192
Tax reclaim receivable	51,281
Prepaid expenses	869

Total assets	250,694,170

Liabilities
Payable for Fund shares reacquired	217,836
Accrued expenses and other liabilities	208,787
Management fee payable	155,146
Due to broker-variation margin futures	101,505
Distribution fee payable	89,961
Affiliated transfer agent fee payable	29,439
Deferred trustees’ fees	1,821

Total liabilities	804,495

Net Assets	$249,889,675

Net assets were comprised of:
Shares of beneficial interest, at par	$18,324
Paid-in capital in excess of par	201,740,721

201,759,045
Undistributed net investment income	492,018
Accumulated net realized loss on investment and foreign currency transactions	(1,249,112)
Net unrealized appreciation on investments and foreign currencies	48,887,724

Net assets, April 30, 2015	$249,889,675

See Notes to Financial Statements.

32

Class A
Net asset value and redemption price per share, ($182,471,280 ÷ 13,365,717 shares of beneficial interest issued and outstanding)	$13.65
Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.44

Class B
Net asset value, offering price and redemption price per share, ($14,637,566 ÷ 1,076,779 shares of beneficial interest issued and outstanding)	$13.59

Class C
Net asset value, offering price and redemption price per share, ($47,961,304 ÷ 3,528,839 shares of beneficial interest issued and outstanding)	$13.59

Class R
Net asset value, offering price and redemption price per share, ($336,885 ÷ 24,705 shares of beneficial interest issued and outstanding)	$13.64

Class Z
Net asset value, offering price and redemption price per share, ($4,482,640 ÷ 327,719 shares of beneficial interest issued and outstanding)	$13.68

See Notes to Financial Statements.

Prudential Defensive Equity Fund	33

Statement of Operations

Six Months Ended April 30, 2015 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $251)	$2,709,220
Affiliated dividend income	9,189
Interest income	1,997

Total income	2,720,406

Expenses
Management fee	943,802
Distribution fee—Class A	272,866
Distribution fee—Class B	79,924
Distribution fee—Class C	247,467
Distribution fee—Class R	1,421
Transfer agent’s fees and expenses (including affiliated expense of $51,900)	187,000
Custodian and accounting fees	57,000
Reports to shareholders	40,000
Registration fees	36,000
Audit fee	24,000
Legal fees and expenses	10,000
Trustees’ fees	9,000
Insurance fees	2,000
Miscellaneous	5,240

Total expenses	1,915,720
Less: Distribution fee waiver—Class A	(45,478)
Distribution fee waiver—Class R	(474)

Net expenses	1,869,768

Net investment income	850,638

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	2,235,953
Futures transactions	1,017,203
Foreign currency transactions	(245)

3,252,911

Net change in unrealized appreciation (depreciation) on:
Investments	1,927,428
Futures	(622,365)
Foreign currencies	(2,146)

1,302,917

Net gain on investments and foreign currency transactions	4,555,828

Net Increase In Net Assets Resulting From Operations	$5,406,466

See Notes to Financial Statements.

34

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2015	Three Months Ended October 31, 2014	Year Ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income	$850,638	$348,446	$1,798,453
Net realized gain on investment and foreign currency transactions	3,252,911	3,714,330	9,171,759
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,302,917	6,842,139	18,862,723

Net increase in net assets resulting from operations	5,406,466	10,904,915	29,832,935

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(1,552,445)	—	(1,706,561)
Class B	(22,631)	—	(46,788)
Class C	(69,299)	—	(119,274)
Class R	(2,542)	—	(2,728)
Class X	—	—	(528)
Class Z	(40,752)	—	(42,064)

	(1,687,669)	—	(1,917,943)

Distributions from net realized gains:
Class A	(10,270,415)	—	(8,953,338)
Class B	(928,083)	—	(956,040)
Class C	(2,841,969)	—	(2,437,173)
Class R	(23,456)	—	(19,075)
Class X	—	—	(2,769)
Class Z	(210,246)	—	(176,605)

	(14,274,169)	—	(12,545,000)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	7,009,143	3,111,603	14,630,338
Net asset value of shares issued in reinvestment of dividends and distributions	15,559,827	—	14,034,436
Cost of shares reacquired	(18,796,638)	(9,897,163)	(44,459,227)

Net increase (decrease) in net assets from Fund share transactions	3,772,332	(6,785,560)	(15,794,453)

Total increase (decrease)	(6,783,040)	4,119,355	(424,461)

Net Assets:
Beginning of period	256,672,715	252,553,360	252,977,821

End of period(a)	$249,889,675	$256,672,715	$252,553,360

(a) Includes undistributed net investment income of:	$492,018	$1,329,049	$980,603

See Notes to Financial Statements.

Prudential Defensive Equity Fund	35

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 16 (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end, diversified management investment company presently consisting of two funds: Prudential Defensive Equity Fund (the “Fund”) and Prudential Income Builder Fund. These financial statements relate only to Prudential Defensive Equity Fund. The financial statements of the other fund are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

The Trust’s fiscal year has changed from an annual reporting period that ends July 31 to one that ends October 31. This change should have no impact on the way the Trust is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

The investment objective of the Fund is to seek long-term capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

36

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Defensive Equity Fund	37

Notes to Financial Statements

(Unaudited) continued

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

38

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the

Prudential Defensive Equity Fund	39

Notes to Financial Statements

(Unaudited) continued

Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

The Fund invests in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

40

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75% of the average daily net assets up to $500 million, .70% of average daily net assets for the next $500 million and .65% of average daily net assets in excess of $1 billion. The effective management fee rate was .75% for the six months ended April 30, 2015.

Prudential Defensive Equity Fund	41

Notes to Financial Statements

(Unaudited) continued

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. Formerly through April 11, 2014, the Fund had a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, served as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. PIMS has contractually agreed through February 29, 2016 to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively. As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

Prior to the final conversion of Class X shares, Management received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager were contributed back into the Fund and included in the Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $93,086 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2015. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs. PIMS has advised the Fund that for the six months ended April 30, 2015, it has received $2,233, $9,387 and $437 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PIMS, PAD and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

42

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. government securities, for the six months ended April 30, 2015, aggregated $98,434,809 and $111,471,524, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2015 were as follows:

Tax Basis	$205,189,563

Appreciation	45,795,268
Depreciation	(793,586)

Net Unrealized Appreciation	$45,001,682

The book basis may differ from tax basis due to certain tax related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provisions for income tax are required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Defensive Equity Fund	43

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. As of April 11, 2014, the last conversion of Class X to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale. An exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of April 30, 2015, Prudential owned 265 shares of Class R.

44

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2015:
Shares sold	339,930	$4,660,934
Shares issued in reinvestment of dividends and distributions	851,329	11,654,699
Shares reacquired	(922,868)	(12,787,572)

Net increase (decrease) in shares outstanding before conversion	268,391	3,528,061
Shares issued upon conversion from Class B and Class Z	147,030	1,997,462
Shares reacquired upon conversion into Class Z	(12,779)	(175,657)

Net increase (decrease) in shares outstanding	402,642	$5,349,866

Three months ended October 31, 2014:
Shares sold	102,855	$1,427,801
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(461,969)	(6,438,802)

Net increase (decrease) in shares outstanding before conversion	(359,114)	(5,011,001)
Shares issued upon conversion from Class B	47,177	661,409
Shares reacquired upon conversion into Class Z	(10,740)	(147,694)

Net increase (decrease) in shares outstanding	(322,677)	$(4,497,286)

Year ended July 31, 2014:
Shares sold	682,676	$8,978,523
Shares issued in reinvestment of dividends and distributions	818,551	10,477,453
Shares reacquired	(2,568,826)	(33,874,215)

Net increase (decrease) in shares outstanding before conversion	(1,067,599)	(14,418,239)
Shares issued upon conversion from Class B and Class X	383,775	5,076,077
Shares reacquired upon conversion into Class Z	(497)	(6,957)

Net increase (decrease) in shares outstanding	(684,321)	$(9,349,119)

Prudential Defensive Equity Fund	45

Notes to Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended April 30, 2015:
Shares sold	5,839	$78,542
Shares issued in reinvestment of dividends and distributions	69,290	947,197
Shares reacquired	(66,369)	(908,545)

Net increase (decrease) in shares outstanding before conversion	8,760	117,194
Shares reacquired upon conversion into Class A	(144,758)	(1,958,240)

Net increase (decrease) in shares outstanding	(135,998)	$(1,841,046)

Three months ended October 31, 2014:
Shares sold	4,039	$55,320
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(27,270)	(376,535)

Net increase (decrease) in shares outstanding before conversion	(23,231)	(321,215)
Shares reacquired upon conversion into Class A	(47,515)	(661,409)

Net increase (decrease) in shares outstanding	(70,746)	$(982,624)

Year ended July 31, 2014:
Shares sold	143,539	$1,865,871
Shares issued in reinvestment of dividends and distributions	77,954	997,032
Shares reacquired	(183,788)	(2,408,895)

Net increase (decrease) in shares outstanding before conversion	37,705	454,008
Shares reacquired upon conversion into Class A	(377,549)	(4,969,752)

Net increase (decrease) in shares outstanding	(339,844)	$(4,515,744)

46

Class C	Shares	Amount
Six months ended April 30, 2015:
Shares sold	106,623	$1,461,955
Shares issued in reinvestment of dividends and distributions	197,928	2,703,699
Shares reacquired	(332,969)	(4,570,518)

Net increase (decrease) in shares outstanding before conversion	(28,418)	(404,864)
Shares reacquired upon conversion into Class Z	(15,213)	(207,830)

Net increase (decrease) in shares outstanding	(43,631)	$(612,694)

Three months ended October 31, 2014:
Shares sold	36,833	$505,081
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(135,394)	(1,871,217)

Net increase (decrease) in shares outstanding before conversion	(98,561)	(1,366,136)
Shares reacquired upon conversion into Class Z	(1,961)	(26,552)

Net increase (decrease) in shares outstanding	(100,522)	$(1,392,688)

Year ended July 31, 2014:
Shares sold	216,654	$2,843,942
Shares issued in reinvestment of dividends and distributions	182,822	2,338,297
Shares reacquired	(523,803)	(6,869,389)

Net increase (decrease) in shares outstanding before conversion	(124,327)	(1,687,150)
Shares reacquired upon conversion into Class Z	(5,256)	(68,607)

Net increase (decrease) in shares outstanding	(129,583)	$(1,755,757)

Class R
Six months ended April 30, 2015
Shares sold	724	$9,925
Shares issued in reinvestment of dividends and distributions	1,899	25,998
Shares reacquired	(8,452)	(115,338)

Net increase (decrease) in shares outstanding	(5,829)	$(79,415)

Three months ended October 31, 2014:
Shares sold	255	$3,518
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(184)	(2,551)

Net increase (decrease) in shares outstanding	71	$967

Year ended July 31, 2014:
Shares sold	1,041	$13,810
Shares issued in reinvestment of dividends and distributions	1,703	21,803
Shares reacquired	(1,314)	(17,062)

Net increase (decrease) in shares outstanding	1,430	$18,551

Prudential Defensive Equity Fund	47

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Period ended April 11, 2014*:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	258	3,297
Shares reacquired	(27)	(352)

Net increase (decrease) in shares outstanding before conversion	231	2,945
Shares reacquired upon conversion into Class A	(8,184)	(106,325)

Net increase (decrease) in shares outstanding	(7,953)	$(103,380)

Class Z
Six months ended April 30, 2015:
Shares sold	57,798	$797,787
Shares issued in reinvestment of dividends and distributions	16,659	228,234
Shares reacquired	(30,100)	(414,665)

Net increase (decrease) in shares outstanding before conversion	44,357	611,356
Shares issued upon conversion from Class A and Class C	27,907	383,487
Shares reacquired upon conversion into Class A	(2,905)	(39,222)

Net increase (decrease) in shares outstanding	69,359	$955,621

Three months ended October 31, 2014:
Shares sold	79,607	$1,119,883
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	(87,731)	(1,208,058)

Net increase (decrease) in shares outstanding before conversion	(8,124)	(88,175)
Shares issued upon conversion from Class A and Class C	12,656	174,246

Net increase (decrease) in shares outstanding	4,532	$86,071

Year ended July 31, 2014:
Shares sold	70,462	$928,192
Shares issued in reinvestment of dividends and distributions	15,344	196,554
Shares reacquired	(97,316)	(1,289,314)

Net increase (decrease) in shares outstanding before conversion	(11,510)	(164,568)
Shares issued upon conversion from Class A and Class C	5,721	75,564

Net increase (decrease) in shares outstanding	(5,789)	$(89,004)

*	As of April 11, 2014, the last conversion of Class X shares to Class A shares was completed. There are no Class X shares outstanding and Class X shares are no longer being offered for sale.

48

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the period ended April 30, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Defensive Equity Fund	49

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended April 30,		Three Months Ended October 31,		Year Ended July 31,
	2015		2014(f)		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.26		$13.65		$12.86	$11.23	$11.12	$9.88	$8.97
Income (loss) from investment operations:
Net investment income	.06		.03		.12	.13	.13	.13	.14
Net realized and unrealized gain on investments	.25		.58		1.46	1.72	.09	1.20	.90
Total from investment operations	.31		.61		1.58	1.85	.22	1.33	1.04
Less Dividends and Distributions:
Dividends from net investment income	(.12)		-		(.13)	(.22)	(.11)	(.09)	(.13)
Distributions from net realized gains	(.80)		-		(.66)	-	-	-	-
Total dividends and distributions	(.92)		-		(.79)	(.22)	(.11)	(.09)	(.13)
Net asset value, end of period	$13.65		$14.26		$13.65	$12.86	$11.23	$11.12	$9.88
Total Return(a)	2.19%		4.47%		12.66%	16.69%	2.05%	13.51%	11.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$182,471		$184,830		$181,385	$179,711	$170,788	$196,985	$164,925
Average net assets (000)	$183,418		$181,880		$182,251	$172,847	$188,087	$186,704	$159,007
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.29%	(d)	1.40%	(d)	1.25%	1.38%	1.41%	1.37%	1.41%
Expense before waivers and/or expense reimbursement	1.34%	(d)	1.45%	(d)	1.30%	1.43%	1.46%	1.42%	1.61%
Net investment income	.87%	(d)	.74%	(d)	.90%	1.05%	1.19%	1.16%	1.39%
Portfolio turnover rate	41%	(e)	20%	(e)	87%	239%	174%	151%	140%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

50

Class B Shares
	Six Months Ended April 30,		Three Months Ended October 31,		Year Ended July 31,
	2015		2014(f)		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.15		$13.58		$12.80	$11.17	$11.06	$9.84	$8.97
Income (loss) from investment operations:
Net investment income	.01		-	(g)	.02	.04	.05	.04	.06
Net realized and unrealized gain on investments	.25		.57		1.45	1.73	.09	1.20	.91
Total from investment operations	.26		.57		1.47	1.77	.14	1.24	.97
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-		(.03)	(.14)	(.03)	(.02)	(.10)
Distributions from net realized gains	(.80)		-		(.66)	-	-	-	-
Total dividends and distributions	(.82)		-		(.69)	(.14)	(.03)	(.02)	(.10)
Net asset value, end of period	$13.59		$14.15		$13.58	$12.80	$11.17	$11.06	$9.84
Total Return(a)	1.83%		4.20%		11.84%	15.94%	1.26%	12.57%	10.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,638		$17,164		$17,425	$20,780	$24,968	$36,955	$52,726
Average net assets (000)	$16,117		$17,140		$19,454	$22,938	$29,979	$46,927	$62,087
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	2.04%	(d)	2.15%	(d)	2.00%	2.13%	2.16%	2.12%	2.16%
Expense before waivers and/or expense reimbursement	2.04%	(d)	2.15%	(d)	2.00%	2.13%	2.16%	2.12%	2.16%
Net investment income	.14%	(d)	-%	(d)(h)	.16%	.30%	.45%	.41%	.65%
Portfolio turnover rate	41%	(e)	20%	(e)	87%	239%	174%	151%	140%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

(g) Less than $.005.

(h) Less than .005%.

See Notes to Financial Statements.

Prudential Defensive Equity Fund	51

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended April 30,		Three Months Ended October 31,		Year Ended July 31,
	2015		2014(f)		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.15		$13.57		$12.80	$11.17	$11.06	$9.84	$8.97
Income (loss) from investment operations:
Net investment income	.01		-	(g)	.02	.04	.05	.04	.06
Net realized and unrealized gain on investments	.25		.58		1.44	1.73	.09	1.20	.91
Total from investment operations	.26		.58		1.46	1.77	.14	1.24	.97
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-		(.03)	(.14)	(.03)	(.02)	(.10)
Distributions from net realized gains	(.80)		-		(.66)	-	-	-	-
Total dividends and distributions	(.82)		-		(.69)	(.14)	(.03)	(.02)	(.10)
Net asset value, end of period	$13.59		$14.15		$13.57	$12.80	$11.17	$11.06	$9.84
Total Return(a)	1.83%		4.27%		11.75%	15.94%	1.26%	12.57%	10.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,961		$50,550		$49,855	$48,666	$50,632	$58,827	$63,077
Average net assets (000)	$49,904		$50,000		$49,435	$49,670	$52,831	$62,754	$68,051
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	2.04%	(d)	2.15%	(d)	2.00%	2.13%	2.16%	2.12%	2.16%
Expense before waivers and/or expense reimbursement	2.04%	(d)	2.15%	(d)	2.00%	2.13%	2.16%	2.12%	2.16%
Net investment income (loss)	.12%	(d)	(.01)%	(d)	.15%	.30%	.44%	.41%	.64%
Portfolio turnover rate	41%	(e)	20%	(e)	87%	239%	174%	151%	140%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

(g) Less than $.005.

See Notes to Financial Statements.

52

Class R Shares
	Six Months Ended April 30,		Three Months Ended October 31,		Year Ended July 31,
	2015		2014(f)		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.23		$13.63		$12.85	$11.21	$11.10	$9.87	$8.97
Income (loss) from investment operations:
Net investment income	.04		.02		.09	.10	.10	.09	.11
Net realized and unrealized gain on investments	.26		.58		1.44	1.73	.09	1.21	.91
Total from investment operations	.30		.60		1.53	1.83	.19	1.30	1.02
Less Dividends and Distributions:
Dividends from net investment income	(.09)		-		(.09)	(.19)	(.08)	(.07)	(.12)
Distributions from net realized gains	(.80)		-		(.66)	-	-	-	-
Total dividends and distributions	(0.89)		-		(.75)	(.19)	(.08)	(.07)	(.12)
Net asset value, end of period	$13.64		$14.23		$13.63	$12.85	$11.21	$11.10	$9.87
Total Return(a)	2.09%		4.40%		12.32%	16.52%	1.78%	13.16%	11.43%

Ratios/Supplemental Data:
Net assets, end of period (000)	$337		$434		$415	$373	$311	$341	$578
Average net assets (000)	$382		$422		$391	$341	$306	$497	$632
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.54%	(d)	1.65%	(d)	1.50%	1.63%	1.66%	1.62%	1.66%
Expense before waivers and/or expense reimbursement	1.79%	(d)	1.90%	(d)	1.75%	1.88%	1.91%	1.87%	1.91%
Net investment income	.62%	(d)	.48%	(d)	.65%	.81%	.94%	.89%	1.15%
Portfolio turnover rate	41%	(e)	20%	(e)	87%	239%	174%	151%	140%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

Prudential Defensive Equity Fund	53

Financial Highlights

(Unaudited) continued

Class X Shares
	Period Ended April 11,		Year Ended July 31,
	2014(h)		2013	2012	2011	2010	2009
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$12.86		$11.22	$11.12	$9.88	$8.97	$10.66
Income (loss) from investment operations:
Net investment income	.08		.12	.13	.12	.10	.13
Net realized and unrealized gain (loss) on investment transactions	.74		1.74	.08	1.21	.91	(1.58)
Total from investment operations	.82		1.86	.21	1.33	1.01	(1.45)
Less Dividends and Distributions:
Dividends from net investment income	(.13)		(.22)	(.11)	(.09)	(.10)	(.14)
Distributions from net realized gains	(.66)		-	-	-	-	(.10)
Total dividends and distributions	(.79)		(.22)	(.11)	(.09)	(.10)	(.24)
Capital Contribution	-		-	- (e)	- (e)	- (e)	-
Net asset value, end of period	$12.89		$12.86	$11.22	$11.12	$9.88	$8.97
Total Return(a)	6.39%		16.79%	1.96%	13.51%	11.28%	(13.43)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4		$102	$367	$777	$1,430	$2,235
Average net assets (000)	$57		$184	$505	$1,112	$1,847	$2,858
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.34%	(f)	1.38%	1.41%	1.37%	1.77%	2.21% (d)
Expense before waivers and/or expense reimbursement	1.34%	(f)	1.38%	1.41%	1.37%	1.77%	2.21% (d)
Net investment income	.94%	(f)	1.02%	1.20%	1.15%	1.04%	1.48%
Portfolio turnover rate	87%	(g)	239%	174%	151%	140%	249%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Includes interest expense of .03%.

(e) Less than $.005.

(f) Annualized.

(g) Calculated as of July 31, 2014. Not annualized.

(h) As of April 11, 2014, the last conversion of Class X was completed. There are no shares outstanding and Class X shares are no longer being offered for sale.

See Notes to Financial Statements.

54

Class Z Shares
	Six Months Ended April 30,		Three Months Ended October 31,		Year Ended July 31,
	2015		2014(f)		2014	2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$14.30		$13.68		$12.89	$11.24	$11.14	$9.90	$8.98
Income (loss) from investment operations:
Net investment income	.07		.03		.15	.16	.16	.15	.16
Net realized and unrealized gain on investments	.27		.59		1.46	1.74	.08	1.21	.90
Total from investment operations	.34		.62		1.61	1.90	.24	1.36	1.06
Less Dividends and Distributions:
Dividends from net investment income	(.16)		-		(.16)	(.25)	(.14)	(.12)	(.14)
Distributions from net realized gains	(.80)		-		(.66)	-	-	-	-
Total dividends and distributions	(.96)		-		(.82)	(.25)	(.14)	(.12)	(.14)
Net asset value, end of period	$13.68		$14.30		$13.68	$12.89	$11.24	$11.14	$9.90
Total Return(a)	2.37%		4.53%		12.90%	17.13%	2.22%	13.75%	11.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,483		$3,694		$3,473	$3,346	$3,464	$3,539	$3,848
Average net assets (000)	$3,946		$4,210		$3,596	$3,533	$3,240	$3,846	$4,425
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.04%	(d)	1.15%	(d)	1.00%	1.13%	1.16%	1.12%	1.16%
Expense before waivers and/or expense reimbursement	1.04%	(d)	1.15%	(d)	1.00%	1.13%	1.16%	1.12%	1.16%
Net investment income	1.09%	(d)	.99%	(d)	1.16%	1.30%	1.44%	1.42%	1.64%
Portfolio turnover rate	41%	(e)	20%	(e)	87%	239%	174%	151%	140%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the three month period ended October 31, 2014. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2014.

See Notes to Financial Statements.

Prudential Defensive Equity Fund	55

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on November 26, 2014, shareholders of Prudential Investment Portfolios 16, which is comprised of Prudential Defensive Equity Fund and Prudential Income Builder Fund approved the following proposal. Shareholders of both Funds voted together for purposes of the proposal.

Proposal: To elect twelve Trustees:

	SHARES VOTED	% VOTED	% OF T/O
Ellen S. Alberding
FOR	15,187,450.989	98.375%	54.540%
WITHHELD	250,945.300	1.625%	0.901%

Kevin J. Bannon
FOR	15,164,701.151	98.228%	54.459%
WITHHELD	273,695.138	1.772%	0.982%

Linda W. Bynoe
FOR	15,192,615.580	98.408%	54.559%
WITHHELD	245,780.709	1.592%	0.882%

Keith F. Hartstein
FOR	15,165,114.424	98.230%	54.460%
WITHHELD	273,281.865	1.770%	0.981%

Michael S. Hyland
FOR	15,145,801.546	98.105%	54.391%
WITHHELD	292,594.743	1.895%	1.050%

Stephen P. Munn
FOR	15,158,448.225	98.187%	54.436%
WITHHELD	279,948.064	1.813%	1.005%

James E. Quinn
FOR	15,172,914.113	98.281%	54.488%
WITHHELD	265,482.176	1.719%	0.953%

Richard A. Redeker
FOR	15,144,841.498	98.099%	54.387%
WITHHELD	293,554.791	1.901%	1.054%

Stephen G. Stoneburn
FOR	15,138,379.548	98.057%	54.364%
WITHHELD	300,016.741	1.943%	1.077%

Grace C. Torres
FOR	15,185,459.877	98.362%	54.533%
WITHHELD	252,936.412	1.638%	0.908%

Stuart S. Parker
FOR	15,165,114.424	98.230%	54.460%
WITHHELD	273,281.865	1.770%	0.981%

56

	SHARES VOTED	% VOTED	% OF T/O
Scott E. Benjamin
FOR	15,161,091.251	98.204%	54.446%
WITHHELD	277,305.038	1.796%	0.995%

The special meeting of shareholders of the Fund held on November 26, 2014, was adjourned to December 3, 2014, and further adjourned to December 10, 2014, and January 9, 2015 to permit further solicitation of proxies on the proposal noted below.

An abstention or a broker non-vote is considered present for purposes of determining a quorum but has the effect of a vote against such matters. At the special meeting of shareholders held on January 9, 2015, insufficient votes were obtained to approve the following proposal:

Proposal: To permit Prudential Investments LLC (PI) to enter into or make material changes to the Fund’s subadvisory agreements with subadvisers that are wholly-owned subsidiaries of PI or a sister company of PI (wholly-owned subadvisers) without shareholder approval.

	SHARES VOTED	% OF VOTED	% OF TOTAL
FOR	2,053,224.460	20.222%	11.221%
AGAINST	260,052.108	2.562%	1.421%
ABSTAIN	186,034.478	1.832%	1.017%
BROKER NON-VOTE	7,654,123.453	75.384%	41.831%

TOTAL	10,153,434.499	100.000%	55.490%

Prudential Defensive Equity Fund	57

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’ Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Defensive Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DEFENSIVE EQUITY FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PAMGX	DMGBX	PIMGX	SPMRX	PDMZX
CUSIP	74442X868	74442X785	74442X793	74442X819	74442X827

MFSP504E4    0278707-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 16

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 18, 2015